                                            Registration Statement No. 333-40191
                                                                       811-08479

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 2

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
           -----------------------------------------------------------
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

____     immediately upon filing pursuant to paragraph (b) of Rule 485.
  X      on May 1, 2000 pursuant to paragraph (b) of Rule 485.
----
____     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
____     on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

_____this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                    TRAVELERS MARQUIS PORTFOLIOS PROSPECTUS:
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS MARQUIS PORTFOLIOS, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."


Your purchase payments accumulate on a variable basis through one or more of the subaccounts ("funding options"). Your contract value will vary daily to reflect the investment experience of the funding options you select. The variable funding options are:



DELAWARE GROUP PREMIUM FUND
  REIT Series
  Small Cap Value Series


DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio(1)
  Small Cap Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST(2)
  Franklin Small Cap Fund Class 2(3)
  Templeton Developing Markets Securities
    Fund Class 2(4)
  Templeton International Securities Fund
    Class 2(5)

JANUS ASPEN SERIES
  Aggressive Growth Portfolio - Service Shares
  Growth and Income Portfolio - Service Shares
  International Growth Portfolio - Service Shares

THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund

OCC ACCUMULATION TRUST
  Equity Portfolio

SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Investors Fund

STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  Smith Barney Aggressive Growth Portfolio
  Smith Barney High Income Portfolio
  Smith Barney Large Capitalization Growth
    Portfolio
  Smith Barney Money Market Portfolio
  Travelers Managed Income Portfolio

THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Jurika & Voyles Core Equity Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  NWQ Large Cap Portfolio
  Strategic Stock Portfolio
  U.S. Government Securities Portfolio
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

---------------


    (1) Formerly offered as Capital Appreciation Portfolio.



    (2) Formerly Templeton Variable Products Fund



    (3) Formerly offered as Franklin Small Cap
        Investments Fund-Class 2


    (4) Formerly offered as Templeton Developing Markets Fund-Class 2



    (5) Formerly offered as Templeton International
        Fund-Class 2


The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.


This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Separate Account TM for Variable Annuities or The Travelers Separate Account TM II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS


Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     10
The Annuity Contract..................     10
  Contract Owner Inquiries............     10
  Purchase Payments...................     10
  Accumulation Units..................     10
  The Funding Options.................     11
Charges and Deductions................     13
  General.............................     13
  Administrative Charges..............     14
  Mortality and Expense Risk Charge...     14
  Funding Option Expenses.............     15
  Premium Tax.........................     15
  Changes in Taxes Based Upon Premium
     or Value.........................     15
Transfers.............................     15
Asset Allocation Program..............     15
Access to Your Money..................     16
  Systematic Withdrawals..............     16
Ownership Provisions..................     16
  Types of Ownership..................     16
     Contract Owner...................     16
     Beneficiary......................     17
     Annuitant........................     17
Death Benefit.........................     17
  Death Proceeds Before the Maturity
     Date.............................     17
  Payment of Proceeds.................     18
  Death Proceeds After the Maturity
     Date.............................     20
The Annuity Period....................     20
  Maturity Date.......................     20
  Allocation of Annuity...............     21
  Variable Annuity....................     21
  Fixed Annuity.......................     21
Payment Options.......................     22
  Election of Options.................     22
  Annuity Options.....................     22
Miscellaneous Contract Provisions.....     23
  Right to Return.....................     23
  Termination.........................     23
  Required Reports....................     23
  Suspension of Payments..............     23
  Transfers of Contract Values to
     Other Annuities..................     23
The Separate Accounts.................     24
  Performance Information.............     24
Federal Tax Considerations............     25
  General Taxation of Annuities.......     25
  Types of Contracts: Qualified or
     Nonqualified.....................     25
  Nonqualified Annuity Contracts......     25
  Qualified Annuity Contracts.........     26
  Penalty Tax for Premature
     Distributions....................     26
  Diversification Requirements for
     Variable Annuities...............     26
  Ownership of the Investments........     26
  Mandatory Distributions for
     Qualified Plans..................     27
  Taxation of Death Benefit
     Proceeds.........................     27
Other Information.....................     27
  The Insurance Companies.............     27
  Financial Statements................     28
  IMSA................................     28
  Distribution of Variable Annuity
     Contracts........................     28
  Conformity with State and Federal
     Law..............................     28
  Voting Rights.......................     28
  Legal Proceedings and Opinions......     28
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Separate Account
  TM..................................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Separate
  Account TM II.......................    B-1
Appendix C: Contents of the Statement
  of Additional Information...........    C-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.


Accumulation Unit.....................     10
Accumulation Period...................     10
Annuitant.............................     17
Annuity Payments......................     10
Annuity Unit..........................     10
Contingent Annuitant..................     17
Contract Date.........................     10
Contract Owner (You, Your)............     17
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     17
Funding Option(s).....................     10
Maturity Date.........................     10
Purchase Payment......................     10
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                          TRAVELERS MARQUIS PORTFOLIOS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities ("Separate Account TM"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing company.


Your issuing company is The Travelers Life and Annuity Company unless you purchased your contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.



Bahamas
British Virgin Islands
Guam
New Hampshire
New York
North Carolina
U.S. Virgin Islands
Wyoming



You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. This Contract may not currently be available for sale in all states.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. Under a qualified contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a nonqualified contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.



During the payout phase, you may choose to receive annuity payments from the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.


Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs); and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $25,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $50,000 the Company deducts an annual contract administrative charge of $40. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. If you elect the standard death benefit, the M&E is 1.55%. If you elect the enhanced death benefit, the M&E is 1.70% of the amounts you direct to the variable funding options. Each underlying Fund also charges for management and other expenses.


HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.


For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. No sales charge will apply. Of course, you may have to pay income taxes and a tax penalty on any money you take out.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

       Annual Contract Administrative Charge
          (Waived if contract value is $50,000 or more)         $40

ANNUAL SEPARATE ACCOUNT CHARGES
  (as a percentage of the average daily net assets of the Separate Account)

                                                                              ENHANCED
                                                                STANDARD       DEATH
                                                              DEATH BENEFIT   BENEFIT
       Mortality & Expense Risk Charge......................       1.55%        1.70%
       Administrative Expense Charge........................       0.15%        0.15%
                                                                  -----        -----
          Total Separate Account Charges....................       1.70%        1.85%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31,
1999, unless otherwise noted)


                                                                                                    TOTAL
                                                                                                    ANNUAL
                                                 MANAGEMENT                        OTHER          OPERATING
                                                    FEE                           EXPENSES         EXPENSES
                                               (AFTER EXPENSE      12B-1       (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)       FEE        REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT Series................................       0.64%                           0.21%            0.85%(1)
  Small Cap Value Series.....................       0.75%                           0.10%            0.85%
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio(2)..................       0.75%                           0.03%            0.78%
  Small Cap Portfolio........................       0.75%                           0.03%            0.78%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Small Cap Fund -- Class 2
    (formerly offered as Franklin Small Cap
    Investment Fund).........................       0.55%           0.25%           0.27%            1.07%(3)
  Templeton Developing Markets Securities
    Fund -- Class 2 (formerly offered as
    Templeton Developing Markets Fund).......       1.25%           0.25%           0.31%            1.81%(4)
  Templeton International Securities Fund --
    Class 2 (formerly offered as Templeton
    International Fund)......................       0.69%           0.25%           0.19%            1.13%(5)
JANUS ASPEN SERIES
  Aggressive Growth Portfolio -- Service
    Shares...................................       0.65%           0.25%           0.02%            0.92%(6)
  Growth and Income Portfolio -- Service
    Shares...................................       0.65%           0.25%           0.40%            1.30%(6)
  International Growth Portfolio -- Service
    Shares...................................       0.65%           0.25%           0.11%            1.01%(6)
THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund....       0.52%                           0.73%            1.25%(7)
OCC ACCUMULATION TRUST
  Equity Portfolio...........................       0.80%                           0.11%            0.91%
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund.............................       0.53%                           0.45%            0.98%(8)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II...............       1.00%                           0.20%            1.20%(9)
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio.........       0.80%                           0.04%            0.84%(10)
  Smith Barney Aggressive Growth Portfolio...       0.80%                           0.20%            1.00%(11)
  Smith Barney High Income Portfolio.........       0.60%                           0.06%            0.66%(10)
  Smith Barney Large Capitalization Growth
    Portfolio................................       0.75%                           0.11%            0.86%(10)

                                                                                                    TOTAL
                                                                                                    ANNUAL
                                                 MANAGEMENT                        OTHER          OPERATING
                                                    FEE                           EXPENSES         EXPENSES
                                               (AFTER EXPENSE      12B-1       (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)       FEE        REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------
  Smith Barney Money Market Portfolio........       0.50%                           0.04%            0.54%(10)
  Travelers Managed Income Portfolio.........       0.65%                           0.11%            0.76%(10)
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio........       0.70%                           0.25%            0.95%(12)
  Disciplined Small Cap Stock Portfolio......       0.80%                           0.20%            1.00%(13)
  Jurika & Voyles Core Equity Portfolio......       0.75%                           0.25%            1.00%(14)
  Large Cap Portfolio........................       0.75%                           0.12%            0.87%
  Lazard International Stock Portfolio.......       0.83%                           0.23%            1.06%
  MFS Mid Cap Growth Portfolio...............       0.80%                           0.20%            1.00%(13)
  MFS Research Portfolio.....................       0.80%                           0.19%            0.99%
  NWQ Large Cap Portfolio....................       0.75%                           0.25%            1.00%(14)
  Strategic Stock Portfolio..................       0.60%                           0.30%            0.90%(13)
  U.S. Government Securities Portfolio.......       0.32%                           0.16%            0.48%
WARBURG PINCUS TRUST
  Emerging Markets Portfolio.................       0.00%                           1.40%            1.40%(15)


NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

 (1) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.


 (2) Formerly Capital Appreciation Portfolio.



 (3) On 2/8/00, a merger and reorganization was approved that merged the assets of FRANKLIN SMALL CAP INVESTMENTS FUND into FRANKLIN SMALL CAP FUND, effective 5/1/00. The above table shows restated total expenses based upon the new fees and assets of Franklin Small Cap Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Distribution and Service Fee 0.25%, Other expenses 0.27% and Total Fund Operating Expenses 1.07%.



    The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 "Rule 12b-1 Plan" is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.



 (4) On 2/8/00, a merger and reorganization was approved that merged the assets of TEMPLETON DEVELOPING MARKETS EQUITY FUND into TEMPLETON DEVELOPING MARKETS FUND (which then changed its name to TEMPLETON DEVELOPING MARKETS SECURITIES FUND), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton Developing Markets Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Distribution and Service Fee 0.25%, Other expenses 0.29% and Total Fund Operating Expenses 1.79%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 "Rule 12b-1 Plan" is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.



 (5) On 2/8/00, a merger and reorganization was approved that merged the assets of TEMPLETON INTERNATIONAL EQUITY FUND into Templeton International Fund (which then changed its name to Templeton International Securities Fund), effective 5/1/00. The table shows restated total expenses based upon the new fees and assets of Templeton International Fund as of 12/31/99, and not the assets of the combined fund on 5/1/00. However if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fee 0.25%, Other expenses 0.20% and Total Fund Operating Expenses 1.10%. The Fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 "Rule 12b-1 Plan" is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.



 (6) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.



 (7) The investment manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Portfolio's Total Annual Operating Expenses would equal 2.25%.

 (8) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fees, Other Expenses and Total Annual Operating Expenses would have been 0.70%, 0.45% and 1.15%, respectively.



 (9) The Adviser for STRONG SCHAFER VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.57%.



(10) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.



(11) Other Expenses reflect the current expense reimbursement arrangement with the Adviser. The Adviser has agreed to reimburse SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO for the amount by its aggregate expenses exceed 1.00%. Without such arrangements through 2/29/00, the Total Annual Operating Expenses for the portfolio would have been 1.76%.



(12) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.



(13) Travelers Insurance has agreed to reimburse the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.99%, 1.49%, and 1.07% respectively.



(14) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 1.00%. Without such arrangements, the annualized Total Annual Operating Expenses for the Portfolios would have been 1.15% for the NWQ LARGE CAP PORTFOLIO and 1.40% for the JURIKA & VOYLES CORE EQUITY PORTFOLIO.



(15) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.


EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses, whether the contract has been surrendered or annuitized, or if no withdrawals have been made:


(A) = STANDARD DEATH BENEFIT
(B) = ENHANCED DEATH BENEFIT
-------------------------------------------------------------------------------------------------------
                                                                  -------------------------------------
                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT Series............................................... (a)   $26      $ 80      $136       $289
                                                             (b)    27        84       143        304
  Small Cap Value Series.................................... (a)    26        80       136        289
                                                             (b)    27        84       143        304
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation...................................... (a)    25        77       132        282
                                                             (b)    27        82       140        297
  Small Cap Portfolio....................................... (a)    25        77       132        282
                                                             (b)    27        82       140        297
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Franklin Small Cap Fund -- Class 2........................ (a)    28        86       147        311
                                                             (b)    30        91       154        325
  Templeton Developing Markets Securities Fund -- Class 2... (a)    35       108       183        379
                                                             (b)    37       112       190        392
  Templeton International Securities Fund -- Class 2........ (a)    29        88       150        316
                                                             (b)    30        92       157        331
JANUS ASPEN SERIES SERVICE SHARES
  Aggressive Growth Portfolio -- Service Shares............. (a)    27        82       139        296
                                                             (b)    28        86       147        311
  Growth and Income Portfolio -- Service Shares............. (a)    30        93       158        333
                                                             (b)    32        97       165        346
  International Growth Portfolio -- Service Shares.......... (a)    27        84       144        305
                                                             (b)    29        89       151        319

(A) = STANDARD DEATH BENEFIT
(B) = ENHANCED DEATH BENEFIT
-------------------------------------------------------------------------------------------------------
                                                                  -------------------------------------
                UNDERLYING FUNDING OPTIONS:                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
THE MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund................... (a)    30        91       156        328
                                                             (b)    31        96       163        342
OCC ACCUMULATION TRUST
  Equity Portfolio.......................................... (a)    26        81       139        295
                                                             (b)    28        86       146        310
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund............................................ (a)    27        83       142        302
                                                             (b)    29        88       150        316
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II.............................. (a)    29        90       153        323
                                                             (b)    31        94       160        337
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio........................ (a)   $26      $ 79      $135       $288
                                                             (b)    27        84       143        303
  Smith Barney Aggressive Growth Portfolio.................. (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Smith Barney High Income Portfolio........................ (a)    24        74       126        270
                                                             (b)    25        78       134        285
  Smith Barney Large Capitalization Growth Portfolio........ (a)    26        80       136        290
                                                             (b)    27        84       144        305
  Smith Barney Money Market Portfolio....................... (a)    23        70       120        258
                                                             (b)    24        75       128        273
  Travelers Managed Income Portfolio........................ (a)    25        77       131        280
                                                             (b)    26        81       139        295
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio....................... (a)    27        83       141        299
                                                             (b)    28        87       148        314
  Disciplined Small Cap Stock Portfolio..................... (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Jurika & Voyles Core Equity Portfolio..................... (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Large Cap Portfolio....................................... (a)    26        80       137        291
                                                             (b)    28        85       144        306
  Lazard International Stock Portfolio...................... (a)    28        86       146        310
                                                             (b)    29        90       154        324
  MFS Mid Cap Growth Portfolio.............................. (a)    27        84       143        304
                                                             (b)    29        89       151        318
  MFS Research Portfolio.................................... (a)    27        84       143        303
                                                             (b)    29        88       150        317
  NWQ Large Cap Portfolio................................... (a)    27        84       143        304
                                                             (b)    29        89       151        318
  Strategic Stock Portfolio................................. (a)    26        81       138        294
                                                             (b)    28        86       146        309
  U.S. Government Securities Portfolio...................... (a)    22        69       118        253
                                                             (b)    24        73       125        268
WARBURG PINCUS TRUST
  Emerging Markets Portfolio................................ (a)    31        96       163        342
                                                             (b)    33       100       170        356


* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $40 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.008% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                            See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Marquis Portfolios is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

The initial purchase payment must be at least $25,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS


The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS


You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.


If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                            ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM
  FUND
  REIT Series              Seeks maximum long-term total return by investing in   Delaware Management Company,
                           securities of companies primarily engaged in the real  Inc.
                           estate industry. Capital appreciation is a secondary   Subadviser: Lincoln
                           objective.                                             Investment Management, Inc.
  Small Cap Value Series   Seeks capital appreciation by investing in small to    Delaware Management Company,
                           mid-cap common stocks whose market value appears low   Inc.
                           relative to their underlying value or future earnings  Subadviser: Lincoln
                           and growth potential Emphasis will also be placed on   Investment Management, Inc.
                           securities of companies that may be temporarily out
                           of favor or whose value is not yet recognized by the
                           market.
DREYFUS VARIABLE
  INVESTMENT FUND
  Capital Appreciation     Seeks primarily to provide long-term capital growth    The Dreyfus Corporation
  Portfolio                consistent with the preservation of capital; current   Subadviser: Fayez Sarofim &
                           income is a secondary investment objective The         Co.
                           portfolio invests primarily in the common stocks of
                           domestic and foreign insurers.
  Small Cap Portfolio      Seeks to maximize capital appreciation.                The Dreyfus Corporation
FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Small Cap Fund  Seeks long-term capital growth. The Fund seeks to      Franklin Advisers, Inc.
  (Class 2)                accomplish its objective by investing primarily
                           (normally at least 65% of its assets) in equity
                           securities of smaller capitalization growth
                           companies.
  Templeton Developing     Seeks long-term capital appreciation. The Fund seeks   Templeton Asset Management
  Markets Securities Fund  to achieve this objective by investing primarily       Ltd.
  (Class 2)                (normally at least 65% of assets) in equity
                           securities of issuers in countries having developing
                           markets.
  Templeton International  Seeks long-term capital growth through a flexible      Templeton Investment
  Securities Fund (Class   policy of investing in stocks and debt obligations of  Counsel, Inc.
  2)                       companies and governments outside the United States.
                           Any income realized will be incidental.
JANUS ASPEN SERIES
  Aggressive Growth        Seeks long-term capital growth by investing primarily  Janus Capital
  Portfolio -- Service     in common stocks selected for their growth potential,
  Shares                   normally investing at least 50% in the equity assets
                           of medium-sized companies.

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                            ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------
  Growth and Income        Seeks long-term capital growth and current income,     Janus Capital
  Portfolio -- Service     with an investment emphasis on common stocks.
  Shares
  International Growth     Seeks long-term capital growth by normally investing   Janus Capital
  Portfolio -- Service     at least 65% of its total assets in securities of
  Shares                   foreign issuers.
THE MONTGOMERY FUNDS III
  Montgomery Variable      Seeks capital appreciation by investing primarily in   Montgomery Asset Management
  Series: Growth Fund      equity securities, usually common stock, of domestic
                           companies of all sizes, and emphasizes companies
                           having market capitalizations of $1 billion or more.
OCC ACCUMULATION TRUST
  Equity Portfolio         Seeks long-term capital appreciation through           OpCap Advisors
                           investment in securities (primarily equity
                           securities) of companies that are believed by the
                           adviser to be undervalued in the marketplace in
                           relation to factors such as the companies' assets or
                           earnings.
SALOMON BROTHERS VARIABLE
  SERIES FUND, INC.
  Investors Fund           Seeks long-term growth of capital, and, secondarily,   Salomon Brothers Asset
                           current income, through investments in common stocks   Management ("SBAM")
                           of well-known companies.
STRONG VARIABLE INSURANCE
  FUNDS, INC.
  Strong Schafer Value     Seeks long-term capital appreciation. Current income   Strong Capital Management
  Fund II                  is a secondary objective when selecting investments    Inc.
                           The goal is to identify stocks that provide            Subadviser: Schafer Capital
                           above-average earnings growth prospects at a           Management, Inc.
                           price-to-earnings ratio lower than that of the S&P
                           500.
TRAVELERS SERIES FUND
  INC.
  AIM Capital              Seeks capital appreciation by investing principally    Travelers Investment Adviser
  Appreciation Portfolio   in common stock, with emphasis on medium-sized and     ("TIA")
                           smaller companies.                                     Subadviser: Alliance Capital
                                                                                  Management L.P.
  Smith Barney Aggressive  Seeks capital appreciation by investing primarily in   SSB Citi Fund Management LLC
  Growth Portfolio         common stocks of companies that are experiencing, or   ("SSB Citi")
                           have the potential to experience, growth of earnings,
                           or that exceed the average earnings growth rate of
                           companies whose securities are included in the S&P
                           500.
  Smith Barney High        Seeks high current income. Capital appreciation is a   SSB Citi
  Income Portfolio         secondary objective. The Portfolio will invest at
                           least 65% of its assets in high-yielding corporate
                           debt obligations and preferred stock.
  Smith Barney Large       Seeks long-term growth of capital by investing in      SSB Citi
  Capitalization Growth    equity securities of companies with large market
  Portfolio                capitalizations.
  Smith Barney Money       Seeks maximum current income and preservation of       SSB Citi
  Market Portfolio         capital.
  Travelers Managed        Seeks high current income consistent with prudent      TIA
  Income Portfolio         risk of capital through investments in corporate debt  Subadviser: Travelers Asset
                           obligations, preferred stocks, and obligations         Management International
                           Management International issued or guaranteed by the   Company LLC ("TAMIC")
                           U.S. Government or its agencies or instrumentalities.
THE TRAVELERS SERIES
  TRUST
  Disciplined Mid Cap      Seeks growth of capital by investing primarily in a    TAMIC
  Stock Portfolio          broadly diversified portfolio of U.S. common stocks.   Subadviser: Travelers
                                                                                  Investment Management
                                                                                  Company ("TIMCO")

--------------------------------------------------------------------------------------------------------------
         FUNDING                                INVESTMENT                                 INVESTMENT
         OPTION                                  OBJECTIVE                            ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------
  Disciplined Small Cap    Seeks long term capital appreciation by investing      TAMIC
  Stock Portfolio          primarily (at least 65% of its total assets) in the    Subadviser: TIMCO
                           common stocks of U.S. Companies with relatively small
                           market capitalizations at the time of investment.
  Jurika & Voyles Core     Seeks long-term capital appreciation. The Portfolio    TAMIC
  Equity Portfolio         invests primarily in the common stock of quality       Subadviser: Jurika & Voyles
                           companies of all market capitalizations that offer     L.P.
                           current value and significant future growth
                           potential.
  Large Cap Portfolio      Seeks long-term growth of capital by investing         TAMIC
                           primarily in equity securities of companies with       Subadviser: Fidelity
                           large market capitalizations.                          Management & Research Co.
  Lazard International     Seeks capital appreciation by investing primarily in   TAMIC
  Stock Portfolio          the equity securities of non-United States companies   Subadviser: Lazard Asset
                           (i.e., incorporated or organized outside the United    Management
                           States).
  MFS Mid Cap Growth       Seeks to obtain long-term growth of capital by         TAMIC
  Portfolio                investing, under normal market conditions, at least    Subadviser: Massachusetts
                           65% of its total assets in equity securities of        Financial Services Company
                           companies with medium market capitalization which the  ("MFS")
                           investment adviser believes have above-average growth
                           potential.
  MFS Research Portfolio   Seeks to provide long-term growth of capital and       TAMIC
                           future income.                                         Subadviser: MFS
  NWQ Large Cap Portfolio  Seeks to achieve consistent, superior total return     TAMIC
                           with minimum risk to principal.                        Subadviser: NWQ Investment
                                                                                  Management Company
  Strategic Stock          Seeks to provide an above-average total return         TAMIC
  Portfolio                through a combination of potential capital             Subadviser: TIMCO
                           appreciation and dividend income by investing
                           primarily in high dividend yielding stocks
                           periodically selected from the companies included in
                           (i) the Dow Jones Industrial Average and (ii) a
                           subset of the S&P Industrial Index.
  U.S. Government          Seeks to select investments from the point of view of  TAMIC
  Securities Portfolio     an investor concerned primarily with the highest
                           credit quality, current income and total return. The
                           assets of the Portfolio will be invested in direct
                           obligations of the United States, its agencies and
                           instrumentalities.
WARBURG PINCUS TRUST
  Emerging Markets         Seeks long-term growth of capital by investing         Credit Suisse Asset
  Portfolio                primarily in equity securities of non-U.S. issuers     Management, LLC
                           consisting of companies in emerging securities
                           markets.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,


     - the available funding options and related programs (including portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and


     - other costs of doing business.


Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $50,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $40 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $50,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. For the Standard Death Benefit, this charge equals, on an annual basis, 1.55% of the amounts held in each funding option. For the Enhanced Death Benefit, the charge equals on an annual basis, 1.70%. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.


                            ASSET ALLOCATION PROGRAM

--------------------------------------------------------------------------------

An asset allocation program is available and is offered to you in conjunction with your Contract. Under this program, your purchase payments are allocated among a set of funding options based on asset allocation models which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional purchase payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios contract features will continue to apply. Contact your Financial Consultant for additional information.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


Any time before the maturity date, you may redeem all or any portion of the contract value, less any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s)from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The contract value will be determined as of the close of business after we receive your surrender request at the Home Office. The contract value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.


We may defer payment of any contract value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY


You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.


Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.


                                 DEATH BENEFIT

--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE


STANDARD DEATH BENEFIT:


The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans:

        (1) the contract value; or

        (2) the total purchase payments made under the Contract less all partial withdrawals.


ENHANCED DEATH BENEFIT:



The Company will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:



        (1) the contract value;



        (2) the total purchase payments less any partial withdrawals made under the Contract; or



        (3) the "step-up value" as described below.



STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.



PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender.


For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/55,000) = 9,090


Your new step-up value would be 50,000-9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.


PAYMENT OF PROCEEDS


The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS


--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS


--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the later of the annuitant's 90th birthday, ten years after the effective date, or later with our consent. (In certain states, the maturity date elected may not be later than the annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 90th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.


The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the contract value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period. The Company will make monthly payments for the period selected.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within ten days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $2,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the contract value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Separate Account TM for Variable Annuities ("Separate Account TM") and the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"), respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Separate Account TM and Separate Account TM II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "non-standardized total return," as described below. Specific examples of the performance information appear in the SAI.


STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.


NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow

Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or less is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment being subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED


If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.


NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES


Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.


The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup, Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.


LEGAL PROCEEDINGS AND OPINIONS


Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY



There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.



In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.


THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                                                                   PERIOD FROM
                                                                                  JULY 20, 1998
                                                            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999     DECEMBER 31, 1998
                    PORTFOLIO NAME                       STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (8/98)
  Unit Value at beginning of year......................  $  0.958   $  0.957   $  1.000   $ 1.000
  Unit Value at end of year............................     0.917      0.915      0.958     0.957
  Number of units outstanding at end of year...........    30,843    162,017     13,403     5,447
  SMALL CAP VALUE SERIES (11/98)
  Unit Value at beginning of year......................  $  1.005   $  1.005   $  1.000     1.000
  Unit Value at end of year............................     0.940      0.938      1.005     1.005
  Number of units outstanding at end of year...........    37,900     65,404      5,244        --
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.080   $  1.079   $  1.000   $ 1.000
  Unit Value at end of year............................     1.183      1.180      1.080     1.079
  Number of units outstanding at end of year...........   404,436    341,217     69,574    17,190
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of year......................  $  0.992   $  1.992   $  1.000   $ 1.000
  Unit Value at end of year............................     1.202      1.199      0.992     1.992
  Number of units outstanding at end of year...........   175,277    309,595     90,951     9,007
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES; GROWTH FUND (9/98)
  Unit Value at beginning of year......................  $  1.034   $  1.034   $  1.000   $ 1.000
  Unit Value at end of year............................     1.229      1.226      1.034     1.034
  Number of units outstanding at end of year...........    43,585    249,841     10,809     3,925
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (9/98)
  Unit Value at beginning of year......................  $  1.013   $  1.012   $  1.000   $ 1.000
  Unit Value at end of year............................     1.021      1.019      1.013     1.012
  Number of units outstanding at end of year...........   117,236    214,502     97,009    25,264
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  INVESTORS FUND (10/98)
  Unit Value at beginning of year......................  $  1.036   $  1.036   $  1.000     1.000
  Unit Value at end of year............................     1.138      1.135      1.036     1.036
  Number of units outstanding at end of year...........   310,855     24,672     24,856        --
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG SCHAFER VALUE FUND II (11/98)
  Unit Value at beginning of year......................  $  1.035   $  1.035   $  1.000   $ 1.000
  Unit Value at end of year............................     0.989      0.987      1.035     1.035
  Number of units outstanding at end of year...........    40,237     46,628     21,778     5,193
TEMPLETON VARIABLE PRODUCTS SERIES FUND
  FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (12/98)
  Unit Value at beginning of year......................  $  1.072   $  1.071   $  1.000   $ 1.000
  Unit Value at end of year............................     1.837      1.833      1.072     1.071
  Number of units outstanding at end of year...........    24,048    167,293     10,667    10,436
  TEMPLETON DEVELOPING MARKETS FUND CLASS 2 (11/98)
  Unit Value at beginning of year......................  $  1.018   $  1.018   $  1.000   $ 1.000
  Unit Value at end of year............................     1.535      1.532      1.018     1.018
  Number of units outstanding at end of year...........    32,333    135,187     12,791     2,959
  TEMPLETON INTERNATIONAL FUND CLASS 2 (8/98)
  Unit Value at beginning of year......................  $  0.934   $  0.933   $  1.000   $ 1.000
  Unit Value at end of year............................     1.131      1.129      0.934     0.933
  Number of units outstanding at end of year...........   167,939     75,785     70,695    21,233
TRAVELERS SERIES FUND, INC.
  AIM CAPITAL APPRECIATION PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.074   $  1.073   $  1.000   $ 1.000
  Unit Value at end of year............................     1.509      1.506      1.074     1.073
  Number of units outstanding at end of year...........   160,182    227,578     13,025    21,451
  SMITH BARNEY HIGH INCOME PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  0.949   $  0.949   $  1.000   $ 1.000
  Unit Value at end of year............................     0.958      0.956      0.949     0.949
  Number of units outstanding at end of year...........   467,863    522,735     99,255     4,997

                                   APPENDIX A
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                                   PERIOD FROM
                                                                                  JULY 20, 1998
                                                            PERIOD ENDED       (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999     DECEMBER 31, 1998
                    PORTFOLIO NAME                       STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES FUND, INC. (CONT.)
  SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO
    (8/98)
  Unit Value at beginning of year......................  $  1.165   $  1.164   $  1.000   $ 1.000
  Unit Value at end of year............................     1.498      1.495      1.165     1.164
  Number of units outstanding at end of year...........   980,806   1,314,065   222,326    19,674
  SMITH BARNEY MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of year......................  $  1.013   $  1.013   $  1.000     1.000
  Unit Value at end of year............................     1.044      1.041      1.013     1.013
  Number of units outstanding at end of year...........   241,033    190,529    157,837        --
  TRAVELERS MANAGED INCOME PORTFOLIO (7/98)
  Unit Value at beginning of year......................  $  0.997   $  0.997   $  1.000   $ 1.000
  Unit Value at end of year............................     0.989      0.987      0.997     0.997
  Number of units outstanding at end of year...........   841,369    818,644    163,644    14,831
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.102   $  1.101   $  1.000   $ 1.000
  Unit Value at end of year............................     1.229      1.227      1.102     1.101
  Number of units outstanding at end of year...........   130,522     39,328     25,371     7,351
  DISCIPLINED SMALL CAP STOCK PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  0.994   $  0.994   $  1.000   $ 1.000
  Unit Value at end of year............................     1.177      1.175      0.994     0.994
  Number of units outstanding at end of year...........    24,730     82,755     18,221     6,938
  JURIKA & VOYLES CORE EQUITY PORTFOLIO (12/98)
  Unit Value at beginning of year......................  $  1.120   $  1.119      1.000   $ 1.000
  Unit Value at end of year............................     1.215      1.212      1.120     1.119
  Number of units outstanding at end of year...........        --    109,351         --     4,782
  LARGE CAP PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.124   $  1.123   $  1.000   $ 1.000
  Unit Value at end of year............................     1.429      1.426      1.124     1.123
  Number of units outstanding at end of year...........   609,907    714,812     43,623     4,881
  LAZARD INTERNATIONAL STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year......................  $  0.923   $  0.922   $  1.000   $ 1.000
  Unit Value at end of year............................     1.104      1.102      0.923     0.922
  Number of units outstanding at end of year...........   358,549    697,501    152,201    23,016
  MFS RESEARCH PORTFOLIO (11/98)
  Unit Value at beginning of year......................  $  1.036   $  1.036   $  1.000     1.000
  Unit Value at end of year............................     1.260      1.258      1.036     1.036
  Number of units outstanding at end of year...........   356,534    525,554     99,898        --
  NWQ LARGE CAP PORTFOLIO (11/98)
  Unit Value at beginning of year......................  $  0.985   $  0.985   $  1.000     1.000
  Unit Value at end of year............................     1.017      1.015      0.985     0.985
  Number of units outstanding at end of year...........   129,620    305,754     27,741        --
  STRATEGIC STOCK PORTFOLIO (1/99)
  Unit Value at beginning of year......................  $  0.998   $  0.997      1.000     1.000
  Unit Value at end of year............................     1.030      1.027      0.998     0.997
  Number of units outstanding at end of year...........   123,046         --         --        --
  U.S. GOVERNMENT SECURITIES PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  1.046   $  1.045   $  1.000     1.000
  Unit Value at end of year............................     0.986      0.984      1.046     1.045
  Number of units outstanding at end of year...........   455,487    208,167    167,258        --
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (8/98)
  Unit Value at beginning of year......................  $  0.843   $  0.842   $  1.000   $ 1.000
  Unit Value at end of year............................     1.503      1.500      0.843     0.842
  Number of units outstanding at end of year...........    30,889    272,106     27,219     4,069


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account TM II and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Those funding options not listed above were not available as of December 31, 1999.

                                   APPENDIX B

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                                                                      PERIOD FROM
                                                                                     JULY 28, 1998
                                                             PERIOD ENDED         (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999        DECEMBER 31, 1998
                    PORTFOLIO NAME                      STANDARD     ENHANCED    STANDARD     ENHANCED
-------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (7/98)
  Unit Value at beginning of year.....................     $0.958       $0.957      $1.000       $1.000
  Unit Value at end of year...........................      0.917        0.915       0.958        0.957
  Number of units outstanding at end of year..........  2,708,375    2,774,241   1,203,931      737,088
  SMALL CAP VALUE SERIES (7/98)
  Unit Value at beginning of year.....................     $1.005       $1.005      $1.000       $1.000
  Unit Value at end of year...........................      0.940        0.938       1.005        1.005
  Number of units outstanding at end of year..........  2,494,324    1,995,812     997,680      945,867
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.080       $1.079      $1.000       $1.000
  Unit Value at end of year...........................      1.183        1.180       1.080        1.079
  Number of units outstanding at end of year..........  9,234,694    7,731,002   3,607,198    2,235,635
  SMALL CAP PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.992       $0.992      $1.000       $1.000
  Unit Value at end of year...........................      1.202        1.199       0.992        0.992
  Number of units outstanding at end of year..........  49,819,089   5,202,767   11,692,226   1,337,518
THE MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES; GROWTH FUND (7/98)
  Unit Value at beginning of year.....................     $1.034       $1.034      $1.000       $1.000
  Unit Value at end of year...........................      1.229        1.226       1.034        1.034
  Number of units outstanding at end of year..........  2,328,085    3,341,315     707,170      711,899
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.013       $1.012      $1.000       $1.000
  Unit Value at end of year...........................      1.021        1.019       1.013        1.012
  Number of units outstanding at end of year..........  5,524,668   10,145,642   2,145,584    3,539,272
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  INVESTORS FUND (7/98)
  Unit Value at beginning of year.....................     $1.036       $1.036      $1.000       $1.000
  Unit Value at end of year...........................      1.138        1.135       1.036        1.036
  Number of units outstanding at end of year..........  7,439,494    5,734,969   2,216,940    1,268,600
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG SCHAFER VALUE FUND II (7/98)
  Unit Value at beginning of year.....................     $1.035       $1.035      $1.000       $1.000
  Unit Value at end of year...........................      0.989        0.987       1.035        1.035
  Number of units outstanding at end of year..........  3,899,036    4,125,225   1,223,602    1,493,135
TEMPLETON VARIABLE PRODUCTS SERIES FUND
  FRANKLIN SMALL CAP INVESTMENTS FUND CLASS 2 (7/98)
  Unit Value at beginning of year.....................     $1.072       $1.071      $1.000       $1.000
  Unit Value at end of year...........................      1.837        1.833       1.072        1.071
  Number of units outstanding at end of year..........  3,616,359    4,408,346   1,140,671    1,065,535
  TEMPLETON DEVELOPING MARKETS FUND CLASS 2 (7/98)
  Unit Value at beginning of year.....................     $1.018       $1.018      $1.000       $1.000
  Unit Value at end of year...........................      1.535        1.532       1.018        1.018
  Number of units outstanding at end of year..........  1,581,452    2,458,389     553,203      495,430
TEMPLETON INTERNATIONAL FUND CLASS 2 (7/98)
  Unit Value at beginning of year.....................     $0.934       $0.933      $1.000       $1.000
  Unit Value at end of year...........................      1.131        1.129       0.934        0.933
  Number of units outstanding at end of year..........  16,064,588   7,581,668   3,208,623    2,007,980
TRAVELERS SERIES FUND, INC.
  AIM CAPITAL APPRECIATION PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.074       $1.073      $1.000       $1.000
  Unit Value at end of year...........................      1.509        1.506       1.074        1.073
  Number of units outstanding at end of year..........  7,917,069   10,806,635   2,829,493    2,034,539
  SMITH BARNEY HIGH INCOME PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.949       $0.949      $1.000       $1.000
  Unit Value at end of year...........................      0.958        0.956       0.949        0.949
  Number of units outstanding at end of year..........  11,849,075  11,834,439   4,153,841    2,336,688

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                                      PERIOD FROM
                                                                                     JULY 28, 1998
                                                             PERIOD ENDED         (EFFECTIVE DATE) TO
                                                          DECEMBER 31, 1999        DECEMBER 31, 1998
                    PORTFOLIO NAME                      STANDARD     ENHANCED    STANDARD     ENHANCED
-------------------------------------------------------------------------------------------------------
<->TRAVELERS SERIES FUND, INC. (CONT.)
  SMITH BARNEY LARGE CAPITALIZATION GROWTH
    PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.165       $1.164      $1.000       $1.000
  Unit Value at end of year...........................      1.498        1.495       1.165        1.164
  Number of units outstanding at end of year..........  20,512,758  22,901,699   5,546,493    4,295,306
  SMITH BARNEY MONEY MARKET PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.013       $1.013      $1.000       $1.000
  Unit Value at end of year...........................      1.044        1.041       1.013        1.013
  Number of units outstanding at end of year..........  15,470,047  10,341,808   16,945,764   5,361,023
  TRAVELERS MANAGED INCOME PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.997       $0.997      $1.000       $1.000
  Unit Value at end of year...........................      0.989        0.987       0.997        0.997
  Number of units outstanding at end of year..........  29,609,709  28,494,450   9,136,205    8,972,968
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.102       $1.101      $1.000       $1.000
  Unit Value at end of year...........................      1.229        1.227       1.102        1.101
  Number of units outstanding at end of year..........  5,262,368    5,718,100   1,803,332    1,019,641
  DISCIPLINED SMALL CAP STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.994       $0.994      $1.000       $1.000
  Unit Value at end of year...........................      1.177        1.175       0.994        0.994
  Number of units outstanding at end of year..........  2,383,789    2,395,044     573,554      411,984
  JURIKA & VOYLES CORE EQUITY PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.120       $1.119      $1.000       $1.000
  Unit Value at end of year...........................      1.215        1.212       1.120        1.119
  Number of units outstanding at end of year..........  1,327,779    1,465,577     688,244      211,666
  LARGE CAP PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.124       $1.123      $1.000       $1.000
  Unit Value at end of year...........................      1.429        1.426       1.124        1.123
  Number of units outstanding at end of year..........  12,235,302  16,376,413   2,626,893    2,924,400
  LAZARD INTERNATIONAL STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.923       $0.922      $1.000       $1.000
  Unit Value at end of year...........................      1.104        1.102       0.923        0.922
  Number of units outstanding at end of year..........  15,199,353  16,263,702   5,353,658    4,798,972
  MFS RESEARCH PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.036       $1.036      $1.000       $1.000
  Unit Value at end of year...........................      1.260        1.258       1.036        1.036
  Number of units outstanding at end of year..........  5,602,395    7,433,610   1,147,635    1,181,631
  NWQ LARGE CAP PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.985       $0.985      $1.000       $1.000
  Unit Value at end of year...........................      1.017        1.015       0.985        0.985
  Number of units outstanding at end of year..........  7,026,564    7,231,932   2,138,258    1,602,093
  STRATEGIC STOCK PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.998       $0.997      $1.000       $1.000
  Unit Value at end of year...........................      1.030        1.027       0.998        0.997
  Number of units outstanding at end of year..........  4,276,549    4,693,865   1,617,601    1,341,879
  U.S. GOVERNMENT SECURITIES PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $1.046       $1.045      $1,000       $1,000
  Unit Value at end of year...........................      0.986        0.984       1.046        1.045
  Number of units outstanding at end of year..........  6,962,624    6,963,749   2,467,008    1,161,742
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (7/98)
  Unit Value at beginning of year.....................     $0.843       $0.842      $1.000       $1.000
  Unit Value at end of year...........................      1.503        1.500       0.843        0.842
  Number of units outstanding at end of year..........  1,105,585    1,775,067     617,918      436,823


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. The financial statements for Separate Account TM II and the financial statements for The Travelers Life and Annuity Company are contained in the SAI. Those funding options not listed above were not available as of December 31, 1999.

                                   APPENDIX C
--------------------------------------------------------------------------------


          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


     The Insurance Company
     Principal Underwriter

     Distribution and Principal Underwriting Agreement

     Valuation of Assets
     Performance Information
     Mixed and Shared Funding
     Federal Tax Considerations
     Independent Accountants
     Financial Statements


--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.


Name:

Address:

                           THIS PAGE INTENTIONALLY LEFT BLANK.

L-21254                                                              May 1, 2000

                                     PART B

          Information Required in a Statement of Additional Information

                          TRAVELERS MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2000

                                       for

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2000. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



                                TABLE OF CONTENTS

THE INSURANCE COMPANY . . . . . . . . . . . . . . . . . . . . . . 2

PRINCIPAL UNDERWRITER . . . . . . . . . . . . . . . . . . . . . . 2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT . . . . . . . . 3

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . 3

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . 4

MIXED AND SHARED FUNDING . . . . . . . . . . . . . . . . . . . . .9

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . .9

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . 12

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . .F-1

                              THE INSURANCE COMPANY

        The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, (except New Hampshire and New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Tower Square Hartford, Connecticut 06183 and its telephone number is
(860) 2770-0111.

        The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

        The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Separate Account TM II meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account TM II are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                              PRINCIPAL UNDERWRITER

        CFBDS, Inc. serves as principal underwriter for Separate Account TM II and the Contracts. The offering is continuous. CFBDS, Inc.'s principal executive offices are located at 21 Milk Street, Boston, MA 02116. CFBDS is not affiliated with the Company of Separate Account TM II.. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker dealer, may become the principal underwriter for the Contracts during the year 2000.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

        Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account TM II, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

        Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

        Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

        Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

    (a) = investment income plus capital gains and losses (whether realized or unrealized);
    (b) = any deduction for applicable taxes (presently zero); and
    (c) = the value of the assets of the funding option at the beginning of the valuation period.

        The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

        From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account TM II. The Company may advertise the "standardized average annual total returns" of the Funding Options available through the Separate Account, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

        STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this SAI relates.

        NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Additionally, cumulative and year-to-date returns may also be shown. Nonstandard total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

        For Funding Options that were in existence prior to the date they became available under Separate Account TM II, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held available under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

        GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Separate Account TM II and the Funding Options.

        Average annual total returns for each of the Funding Options available under Separate Account TM II computed according to the standardized and nonstandardized method for the periods ending December 31, 1999 are set forth in the following table.

                                                            Standard Death Benefit              Enhanced Death Benefit
                                                ----------------------------------------------------------------------------------
                                                Inception    1 Year      5 Years  10 Years or     1 Year    5 Year    10 Years or
                                                  Date #                           Inception                           Inception
----------------------------------------------------------------------------------------------- ----------------------------------
EQUITY PORTFOLIOS:
----------------------------------------------------------------------------------------------- ----------------------------------
Warburg Pincus Emerging Markets Portfolio        7/28/98      78.35%         -        50.26%      78.08%        -        49.93%
----------------------------------------------------------------------------------------------- ----------------------------------
Templeton Developing Markets Fund Class II *     7/31/98      50.68%         -        53.42%      50.46%        -        53.09%
----------------------------------------------------------------------------------------------- ----------------------------------
Templeton International Fund Class II *          7/29/98      21.13%         -        13.05%      20.95%        -        12.81%
----------------------------------------------------------------------------------------------- ----------------------------------
Lazard International Stock Portfolio             7/28/98      19.64%         -        13.52%      19.46%        -        13.27%
----------------------------------------------------------------------------------------------- ----------------------------------
Franklin Small Cap Investments Fund Class II *   7/29/98      71.41%         -        83.65%      71.15%        -        83.26%
----------------------------------------------------------------------------------------------- ----------------------------------
Dreyfus Small Cap Portfolio                      7/29/98      21.06%         -        20.10%      20.88%        -        19.85%
----------------------------------------------------------------------------------------------- ----------------------------------
Travelers Disciplined Small Cap Stock Portfolio  7/28/98      18.36%         -        17.68%      18.19%        -        17.43%
----------------------------------------------------------------------------------------------- ----------------------------------
Delaware Small Cap Value Series                  7/31/98      -6.48%         -        -6.01%      -6.63%        -        -6.21%
----------------------------------------------------------------------------------------------- ----------------------------------
Delaware Investments REIT Series                 7/28/98      -4.27%         -        -8.30%      -4.41%        -        -8.50%
----------------------------------------------------------------------------------------------- ----------------------------------
AIM Capital Appreciation Portfolio               7/29/98      40.54%         -        50.84%      40.33%        -        50.51%
----------------------------------------------------------------------------------------------- ----------------------------------
Montgomery Variable Series: Growth Fund           8/4/98      18.74%         -        22.81%      18.56%        -        22.55%
----------------------------------------------------------------------------------------------- ----------------------------------
Travelers Disciplined Mid Cap Stock Portfolio    7/28/98      11.54%         -        22.90%      11.37%        -        22.63%
----------------------------------------------------------------------------------------------- ----------------------------------
Strong Schafer Value Fund II                     7/28/98      -4.52%         -        -1.17%      -4.67%        -        -1.38%
----------------------------------------------------------------------------------------------- ----------------------------------
Dreyfus Capital Appreciation Portfolio           7/31/98       9.56%         -        18.25%       9.40%        -        18.00%
----------------------------------------------------------------------------------------------- ----------------------------------
Smith Barney Large Cap Growth Portfolio          7/28/98      28.62%         -        49.75%      28.42%        -        49.43%
----------------------------------------------------------------------------------------------- ----------------------------------
Large Cap Portfolio (Fidelity)                   7/28/98      27.12%         -        42.82%      26.93%        -        42.52%
----------------------------------------------------------------------------------------------- ----------------------------------
OCC Accumulation Trust Equity Portfolio          7/29/98       0.80%         -        2.04%        0.64%        -        1.82%
----------------------------------------------------------------------------------------------- ----------------------------------
Salomon Brothers Investors Fund                  7/29/98       9.75%         -        13.73%       9.59%        -        13.49%
----------------------------------------------------------------------------------------------- ----------------------------------
NWQ Large Cap Portfolio                          7/28/98       3.18%         -        1.64%        3.03%        -        1.42%
----------------------------------------------------------------------------------------------- ----------------------------------
FIXED INCOME PORTFOLIOS:
----------------------------------------------------------------------------------------------- ----------------------------------
Smith Barney High Income Portfolio               7/28/98       0.85%         -        -4.28%       0.70%        -        -4.48%
----------------------------------------------------------------------------------------------- ----------------------------------
Travelers U.S. Government Securities Portfolio   7/29/98      -5.78%         -        -1.47%      -5.92%        -        -1.68%
----------------------------------------------------------------------------------------------- ----------------------------------
Travelers Managed Income Portfolio               7/28/98      -0.83%         -        -1.15%      -0.98%        -        -1.36%
----------------------------------------------------------------------------------------------- ----------------------------------
Smith Barney Money Market Portfolio              7/29/98       2.98%         -        4.32%        2.82%        -        4.10%
----------------------------------------------------------------------------------------------- ----------------------------------
NON-STYLE SPECIFIC PORTFOLIOS:
----------------------------------------------------------------------------------------------- ----------------------------------
Jurika & Voyles Core Equity Portfolio            8/25/98       8.45%         -        21.43%       8.28%        -        21.19%
----------------------------------------------------------------------------------------------- ----------------------------------
MFS Research Portfolio                           7/28/98      21.58%         -        25.98%      21.39%        -        25.71%
----------------------------------------------------------------------------------------------- ----------------------------------
Strategic Stock Portfolio                        7/28/98       3.18%         -        2.93%        3.03%        -        2.71%
----------------------------------------------------------------------------------------------- ----------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                                TRAVELERS MARQUIS
NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99

                                                                    Standard Death Benefit
                                                  ---------------------------------------------------
                                                  Inception                                  Since
                                                   Date #    YTD    1 Year  3 Years 5 Years Inception
-----------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:
-----------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio         12/31/97  78.38%   78.38%       -       -  21.29%
-----------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund Class II *      2/16/96   50.71%   50.71%  -6.71%       -  -7.02%
-----------------------------------------------------------------------------------------------------
Templeton International Fund Class II *            5/1/92   21.15%   21.15%  13.23%  15.05%  13.31%
-----------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio               8/1/96   19.66%   19.66%  12.10%       -  12.78%
-----------------------------------------------------------------------------------------------------
Franklin Small Cap Investments Fund Class II *     5/1/98   71.43%   71.43%       -       -  30.74%
-----------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                       8/31/90   21.08%   21.08%   9.68%  13.98%  33.41%
-----------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio    5/1/98   18.38%   18.38%       -       -   2.40%
-----------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                   12/23/93  -6.47%   -6.47%   4.58%  10.43%   8.79%
-----------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                   5/6/98   -4.25%   -4.25%       -       -  -8.60%
-----------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                10/10/95  40.56%   40.56%  21.29%       -  16.81%
-----------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund            2/9/96   18.76%   18.76%  14.96%       -  18.00%
-----------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio      4/1/97   11.56%   11.56%       -       -  21.29%
-----------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                      10/10/97  -4.50%   -4.50%       -       -  -2.55%
-----------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio             4/5/93    9.58%    9.58%  20.93%  23.44%  18.05%
-----------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio            5/1/98   28.64%   28.64%       -       -  31.64%
-----------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                    8/30/96   27.15%   27.15%  27.18%       -  28.64%
-----------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio            8/1/88    0.82%    0.82%  11.36%  17.99%  13.90%
-----------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                   2/17/98    9.77%    9.77%       -       -   9.97%
-----------------------------------------------------------------------------------------------------
NWQ Large Cap Portfolio                           7/28/98    3.20%    3.20%       -       -   1.17%
-----------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS:                                                  -       -       -       -
-----------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                6/22/94    0.87%    0.87%   3.70%   7.74%   6.68%
-----------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio    1/24/92   -5.76%   -5.76%   4.18%   6.65%   4.91%
-----------------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio                6/28/94   -0.81%   -0.81%   3.39%   4.99%   4.40%
-----------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio               6/20/94    3.00%    3.00%   3.20%   3.28%   3.20%
-----------------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC PORTFOLIOS:
-----------------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity Portfolio             7/20/98    8.47%    8.47%       -       -   7.54%
-----------------------------------------------------------------------------------------------------
MFS Research Portfolio                            3/23/98   21.60%   21.60%       -       -  14.33%
-----------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                          5/1/98    3.20%    3.20%       -       -  -2.35%
-----------------------------------------------------------------------------------------------------

                                                         Enhanced Death Benefit
                                                ------------------------------------------
                                                                                  Since
                                                  YTD    1 Year  3 Years 5 Years Inception
------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS:
------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio        78.11%   78.11%       -       -   21.10%
------------------------------------------------------------------------------------------
Templeton Developing Markets Fund Class II *     50.48%   50.48%  -6.85%       -   -7.16%
------------------------------------------------------------------------------------------
Templeton International Fund Class II *          20.97%   20.97%  13.07%  14.88%   13.14%
------------------------------------------------------------------------------------------
Lazard International Stock Portfolio             19.48%   19.48%  11.93%       -   12.61%
------------------------------------------------------------------------------------------
Franklin Small Cap Investments Fund Class II *   71.18%   71.18%       -       -   30.54%
------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                      20.90%   20.90%   9.52%  13.81%   33.21%
------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio  18.21%   18.21%       -       -    2.24%
------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                  -6.61%   -6.61%   4.43%  10.26%    8.63%
------------------------------------------------------------------------------------------
Delaware Investments REIT Series                 -4.40%   -4.40%       -       -   -8.74%
------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio               40.35%   40.35%  21.11%       -   16.64%
------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund          18.58%   18.58%  14.79%       -   17.82%
------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio    11.39%   11.39%       -       -   21.11%
------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                     -4.65%   -4.65%       -       -   -2.69%
------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio            9.42%    9.42%  20.75%  23.25%   17.88%
------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio          28.45%   28.45%       -       -   31.45%
------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                   26.96%   26.96%  26.99%       -   28.45%
------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio           0.66%    0.66%  11.20%  17.82%   13.73%
------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                   9.61%    9.61%       -       -    9.81%
------------------------------------------------------------------------------------------
NWQ Large Cap Portfolio                           3.05%    3.05%       -       -    1.02%
------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS:
------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                0.72%    0.72%   3.54%   7.58%    6.52%
------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio   -5.90%   -5.90%   4.02%   6.50%    4.76%
------------------------------------------------------------------------------------------
Travelers Managed Income Portfolio               -0.96%   -0.96%   3.24%   4.83%    4.25%
------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio               2.84%    2.84%   3.04%   3.13%    3.04%
------------------------------------------------------------------------------------------
NON-STYLE SPECIFIC PORTFOLIOS:
------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity Portfolio             8.30%    8.30%       -       -    7.38%
------------------------------------------------------------------------------------------
MFS Research Portfolio                           21.42%   21.42%       -       -   14.16%
------------------------------------------------------------------------------------------
Strategic Stock Portfolio                         3.05%    3.05%       -       -   -2.50%
------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations.

                            MIXED AND SHARED FUNDING

        Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


                           FEDERAL TAX CONSIDERATIONS

        The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS
        Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS
        Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

        If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

        Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

        The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES
        To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

        The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

        Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS
        Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

        Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS
        Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

        Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING
        The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

    There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

        A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.      OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

    To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

    The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1999, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,700 or less per year, will generally be exempt from periodic withholding.

        Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

        Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

        The financial statements of The Travelers Life and Annuity Company as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, included herein, and the financial statements of Separate Account TM II as of and for the year ended December 31, 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 1999

                           THE TRAVELERS SEPARATE ACCOUNT TM II
                           FOR VARIABLE ANNUITIES

   [TRAVELERS LIFE & ANNUITY LOGO]

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS:
Investments in eligible funds at market value:
  Delaware Group Premium Fund, Inc., 852,923 shares (cost $9,347,332) ...............      $  9,231,884
  Dreyfus Variable Investment Fund, 683,026 shares (cost $28,411,455) ...............        32,028,052
  OCC Accumulation Trust, 425,476 shares (cost $15,980,025) .........................        15,980,863
  Salomon Brothers Variable Series Funds Inc., 1,224,225 shares (cost $13,828,162)...        14,972,276
  Strong Variable Insurance Funds, Inc., 868,584 shares (cost $8,332,621) ...........         7,921,485
  Templeton Variable Products Series Fund, 2,936,535 shares (cost $40,181,367) ......        47,546,029
  Montgomery Funds III, 378,679 shares (cost $6,189,846) ............................         6,963,899
  The Travelers Series Trust, 10,690,938 shares (cost $135,370,624) .................       151,675,258
  Travelers Series Fund Inc., 39,111,469 shares (cost $180,426,583) .................       199,305,643
  Warburg Pincus Trust, 304,886 shares (cost $3,039,541) ............................         4,323,283
                                                                                           ------------
    Total Investments (cost $441,107,556) ...........................................                     $489,948,672

Receivables:
  Dividends .........................................................................                           62,461
  Purchase payments and transfers from other Travelers accounts .....................                        1,477,394
                                                                                                          ------------
    Total Assets ....................................................................                      491,488,527
                                                                                                          ------------

LIABILITIES:
Payables:
  Contract surrenders and transfers to other Travelers accounts .....................                          121,364
  Insurance charges .................................................................                          191,463
  Administrative fees  ..............................................................                           17,666
                                                                                                          ------------
    Total Liabilities ...............................................................                          330,493
                                                                                                          ------------
NET ASSETS:                                                                                               $491,158,034
                                                                                                          ============


                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:
  Dividends .......................................................................                          $ 8,390,390

EXPENSES:
  Insurance charges ...............................................................         $    5,018,630
  Administrative fees .............................................................                465,350
                                                                                            --------------
    Total expenses ................................................................                            5,483,980
                                                                                                             -----------
      Net investment income .......................................................                            2,906,410
                                                                                                             -----------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ................................................          2,336,634,832
    Cost of investments sold ......................................................          2,326,541,909
                                                                                            --------------
      Net realized gain (loss) .....................................................                           10,092,923

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1998 ..........................................             7,858,309
    Unrealized gain at December 31, 1999 ..........................................            48,841,116
                                                                                            --------------
      Net change in unrealized gain (loss) for the year ...........................                           40,982,807
                                                                                                             -----------
        Net realized gain (loss) and change in unrealized gain (loss)  ............                           51,075,730
                                                                                                             -----------
Net increase in net assets resulting from operations ..............................                          $53,982,140
                                                                                                             ===========


                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE YEAR ENDED DECEMBER 31, 1999 AND
              THE PERIOD JULY 28, 1998 (DATE OPERATIONS COMMENCED)
                              TO DECEMBER 31, 1998

                                                                                            1999                        1998
                                                                                            ----                        ----
OPERATIONS:
  Net investment income ...................................................          $     2,906,410              $     534,813
  Net realized gain (loss) from investment transactions ...................               10,092,923                  2,981,820
  Net change in unrealized gain (loss) on investments .....................               40,982,807                  7,858,309
                                                                                     ---------------              -------------
    Net increase in net assets resulting from operations ..................               53,982,140                 11,374,942
                                                                                     ---------------              -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 310,520,513 and 138,305,866 units, respectively)  ......              335,854,768                132,280,431
  Participant transfers from other Travelers accounts
    (applicable to 2,459,103,183 and 430,013,960 units, respectively)  ....            2,473,413,279                405,411,741
  Administrative charges
    (applicable to 23,566 and 119 units, respectively)  ...................                  (25,486)                      (111)
  Contract surrenders
    (applicable to 39,143,872 and 672,124 units, respectively)  ...........              (40,852,324)                  (670,504)
  Participant transfers to other Travelers accounts
    (applicable to 2,453,284,874 and 427,375,544 units, respectively)  ....           (2,473,247,412)              (405,476,213
  Other payments to participants
    (applicable to 796,827 units)  ........................................                (887,217)                          -
                                                                                     ---------------              -------------
    Net increase in net assets resulting from unit transactions ...........              294,255,608                131,545,344
                                                                                     ---------------              -------------
      Net increase in net assets ..........................................              348,237,748                142,920,286

NET ASSETS:
  Beginning of period .....................................................              142,920,286                          -
                                                                                     ---------------              -------------
  End of period ...........................................................          $   491,158,034              $ 142,920,286
                                                                                     ===============              =============

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Separate Account TM II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account TM II is comprised of the Travelers Marquis Portfolio product.

Participant purchase payments applied to Separate Account TM II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1999, the eligible funds available under Separate Account TM II were: U.S. Government Securities Portfolio, Lazard International Stock Portfolio, Large Cap Portfolio, Disciplined Mid Cap Stock Portfolio, Disciplined Small Cap Stock Portfolio, MFS Research Portfolio, Strategic Stock Portfolio, Jurika & Voyles Core Equity Portfolio and NWQ Large Cap Portfolio of The Travelers Series Trust; Smith Barney High Income Portfolio, Smith Barney Money Market Portfolio, Smith Barney Large Capitalization Growth Portfolio, AIM Capital Appreciation Portfolio and Travelers Managed Income Portfolio (formerly TBC Managed Income Portfolio) of Travelers Series Fund Inc. and Salomon Brothers Variable Investors Fund of Salomon Brothers Variable Series Funds Inc. (all of which are managed by affiliates of The Travelers); Franklin Small Cap Investments Fund Class II, Templeton Developing Markets Fund Class II and Templeton International Fund Class II of Templeton Variable Products Series Fund; Small Cap Portfolio and Capital Appreciation Portfolio of Dreyfus Variable Investment Fund; REIT Series and Small Cap Value Series of Delaware Group Premium Fund, Inc; Montgomery Variable Series: Growth Fund of Montgomery Funds III; Equity Portfolio of OCC Accumulation Trust; Strong Schafer Value Fund II of Strong Variable Insurance Funds, Inc. and Emerging Markets Portfolio of Warburg Pincus Trust. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc., Salomon Brothers Variable Series Funds Inc. and Delaware Group Premium Fund, Inc. which are incorporated under Maryland law; Strong Variable Insurance Funds, Inc. which is a Wisconsin corporation and Montgomery Funds III which is a Delaware business trust. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account TM II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Separate Account TM II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM II. Separate Account TM II is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $2,636,321,814 and $2,366,634,832, respectively, for the year ended December 31, 1999. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $441,107,556 at December 31, 1999. Gross unrealized appreciation for all investments at December 31, 1999 was $51,103,954. Gross unrealized depreciation for all investments at December 31, 1999 was $2,262,838.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. Each business day, Travelers Life deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.55% and 1.70% of the amounts held in each funding option for the Standard Death Benefit and the Enhanced Death Benefit, respectively.

    Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

    For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

4.  CHANGE IN ACCOUNTING

    On January 1, 1999, in conjunction with the implementation of a new system, Separate Account TM II changed its basis of reporting gains and losses for investment transactions from an identified cost basis to an average cost basis. The accounting changed had no effect on net assets.

5.  NET CONTRACT OWNERS' EQUITY

                                                                                                    December 31, 1999
                                                                             ---------------------------------------------------
                                                                             Accumulation           Unit             Net
                                                                                Units               Value          Assets
                                                                                -----               -----          ------
Delaware Group Premium Fund, Inc.
  REIT Series
    Standard Death Benefit ......................................               2,708,375         $0.917         $2,484,555
    Enhanced Death Benefit ......................................               2,774,241          0.915          2,539,554
  Small Cap Value Series
    Standard Death Benefit ......................................               2,494,324          0.940          2,345,378
    Enhanced Death Benefit ......................................               1,995,812          0.938          1,872,626

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio
    Standard Death Benefit ......................................               9,234,694          1.183         10,924,670
    Enhanced Death Benefit ......................................               7,731,002          1.180          9,126,247
  Small Cap Portfolio
    Standard Death Benefit ......................................               4,819,089          1.202          5,790,104
    Enhanced Death Benefit ......................................               5,202,767          1.199          6,237,782

OCC Accumulation Trust
  Equity Portfolio
    Standard Death Benefit ......................................               5,524,668          1.021          5,639,601
    Enhanced Death Benefit ......................................              10,145,642          1.019         10,334,457

Salomon Brothers Variable Series Funds Inc.
  Salomon Brothers Variable Investors Fund
    Standard Death Benefit ......................................               7,439,494          1.138          8,464,589
    Enhanced Death Benefit ......................................               5,734,969          1.135          6,511,242

Strong Variable Insurance Funds, Inc.
  Strong Schafer Value Fund II
    Standard Death Benefit ......................................               3,899,036          0.989          3,855,213
    Enhanced Death Benefit ......................................               4,125,225          0.987          4,070,185

Templeton Variable Products Series Fund
  Franklin Small Cap Investments Fund Class II
    Standard Death Benefit ......................................               3,616,359          1.837          6,643,927
    Enhanced Death Benefit ......................................               4,408,346          1.833          8,081,712
  Templeton Developing Markets Fund Class II
    Standard Death Benefit ......................................               1,581,452          1.535          2,427,173
    Enhanced Death Benefit ......................................               2,458,389          1.532          3,765,074
  Templeton International Fund Class II
    Standard Death Benefit ......................................              16,064,588          1.131         18,168,735
    Enhanced Death Benefit ......................................               7,581,668          1.129          8,556,522

                                                                                                 December 31, 1999
                                                                             --------------------------------------------------
                                                                             Accumulation          Unit             Net
                                                                                Units              Value          Assets
                                                                                -----              -----          ------
Montgomery Funds III
  Montgomery Variable Series: Growth Fund
    Standard Death Benefit ......................................               2,328,085        $1.229         $2,860,237
    Enhanced Death Benefit ......................................               3,341,315         1.226          4,096,417

The Travelers Series Trust
  Jurika & Voyles Core Equity Portfolio
    Standard Death Benefit ......................................               1,327,779         1.215          1,613,016
    Enhanced Death Benefit ......................................               1,465,577         1.212          1,776,810
  Large Cap Portfolio
    Standard Death Benefit ......................................              12,235,302         1.429         17,481,772
    Enhanced Death Benefit ......................................              16,376,413         1.426         23,348,586
  Lazard International Stock Portfolio
    Standard Death Benefit ......................................              15,199,353         1.104         16,785,550
    Enhanced Death Benefit ......................................              16,263,702         1.102         17,921,666
  MFS Research Portfolio
    Standard Death Benefit ......................................               5,602,395         1.260          7,060,733
    Enhanced Death Benefit ......................................               7,433,610         1.258          9,348,649
  NWQ Large Cap Portfolio
    Standard Death Benefit ......................................               7,026,564         1.017          7,144,413
    Enhanced Death Benefit ......................................               7,231,932         1.015          7,337,416
  Strategic Stock Portfolio
    Standard Death Benefit ......................................               4,276,549         1.030          4,403,525
    Enhanced Death Benefit ......................................               4,693,865         1.027          4,822,881
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit ......................................               5,262,368         1.229          6,469,883
    Enhanced Death Benefit ......................................               5,718,100         1.227          7,015,155
  Disciplined Small Cap Stock Portfolio
    Standard Death Benefit ......................................               2,383,789         1.177          2,806,274
    Enhanced Death Benefit ......................................               2,395,044         1.175          2,813,546
  U.S. Government Securities Portfolio
    Standard Death Benefit ......................................               6,962,624         0.986          6,862,989
    Enhanced Death Benefit ......................................               6,963,749         0.984          6,849,445

                                                                                                 December 31, 1999
                                                                             -------------------------------------------------
                                                                             Accumulation           Unit           Net
                                                                                Units               Value        Assets
                                                                                -----               -----        ------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Standard Death Benefit ......................................               7,917,069         $1.509     $ 11,946,526
    Enhanced Death Benefit ......................................              10,806,635          1.506       16,271,974
  Smith Barney Money Market Portfolio
    Standard Death Benefit ......................................              15,470,047          1.044       16,144,977
    Enhanced Death Benefit ......................................              10,341,808          1.041       10,769,950
  Smith Barney High Income Portfolio
    Standard Death Benefit ......................................              11,849,075          0.958       11,346,849
    Enhanced Death Benefit ......................................              11,834,439          0.956       11,308,550
  Smith Barney Large Capitalization Growth Portfolio
    Standard Death Benefit ......................................              20,512,758          1.498       30,730,787
    Enhanced Death Benefit ......................................              22,901,699          1.495       34,236,332
  Travelers Managed Income Portfolio
    Standard Death Benefit ......................................              29,609,709          0.989       29,291,774
    Enhanced Death Benefit ......................................              28,494,450          0.987       28,127,626

Warburg Pincus Trust
  Emerging Markets Portfolio
    Standard Death Benefit ......................................                1,105,585          1.503        1,661,879
    Enhanced Death Benefit ......................................                1,775,067          1.500        2,662,501
                                                                                                              ------------
Net Contract Owners' Equity ..............................................................................    $491,158,034
                                                                                                              ============

6.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                                       No. of                    Market
                                                                                         Shares                    Value
                                                                                       ------------              ------------
DELAWARE GROUP PREMIUM FUND, INC. (1.9%)
   REIT Series (Cost $5,120,408)                                                            578,328           $     5,014,105
   Small Cap Value Series (Cost $4,226,924)                                                 274,595                 4,217,779
                                                                                       ------------              ------------
          Total (Cost $9,347,332)                                                           852,923                 9,231,884
                                                                                       ------------              ------------

DREYFUS VARIABLE INVESTMENT FUND (6.5%)
  Capital Appreciation Portfolio (Cost $18,191,838)                                        501,847                20,008,634
  Small Cap Portfolio (Cost $10,219,617)                                                   181,179                12,019,418
                                                                                       ------------              ------------
          Total (Cost $28,411,455)                                                         683,026                32,028,052
                                                                                       ------------              ------------

OCC ACCUMULATION TRUST (3.3%)
    Equity Portfolio
          Total (Cost $15,980,025)                                                         425,476                15,980,863
                                                                                       ------------              ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.1%)
    Salomon Brothers Variable Investors Fund
          Total (Cost $13,828,162)                                                       1,224,225                14,972,276
                                                                                       ------------              ------------

STRONG VARIABLE INSURANCE FUNDS, INC. (1.6%)
   Strong Schafer Value Fund II
          Total (Cost $8,332,621)                                                          868,584                 7,921,485
                                                                                       ------------              ------------

TEMPLETON VARIABLE PRODUCTS SERIES FUND (9.7%)
    Franklin Small Cap Investments Fund Class II (Cost $9,681,323)                         930,791                14,650,652
    Templeton Developing Markets Fund Class II (Cost $5,153,807)                           798,592                 6,181,103
    Templeton International Fund Class II (Cost $25,346,237)                             1,207,152                26,714,274
                                                                                       ------------              ------------
          Total (Cost $40,181,367)                                                       2,936,535                47,546,029
                                                                                       ------------              ------------

MONTGOMERY FUNDS III (1.4%)
   Montgomery Variable Series: Growth Fund
          Total (Cost $6,189,846)                                                          378,679                6,963,899
                                                                                       ------------              ------------

THE TRAVELERS SERIES TRUST (30.9%)
   Jurika & Voyles Core Equity Portfolio (Cost $3,073,752)                                   299,320                3,391,291
   Large Cap Portfolio (Cost $35,503,916)                                                  1,926,757               40,673,831
   Lazard International Stock Portfolio (Cost $29,159,997)                                 2,216,116               34,660,061
   MFS Research Portfolio (Cost $13,709,533)                                               1,255,044               16,390,877
   NWQ Large Cap Portfolio (Cost $14,290,570)                                              1,463,473               14,532,288
   Strategic Stock Portfolio (Cost $9,089,733)                                               929,532                9,230,257
   Disciplined Mid Cap Stock Portfolio (Cost $11,632,380)                                    863,669               13,481,866
   Disciplined Small Cap Stock Portfolio (Cost $4,685,943)                                   525,391                5,611,180
   U.S. Government Securities Portfolio (Cost $14,224,800)                                 1,211,636               13,703,607
                                                                                        ------------              ------------
          Total (Cost $135,370,624)                                                       10,690,938              151,675,258
                                                                                        ------------              ------------

                                                                                         No. of                    Market
                                                                                         Shares                    Value
                                                                                       ------------              ------------
TRAVELERS SERIES FUND INC. (40.7%)
   AIM Capital Appreciation Portfolio (Cost $19,827,212)                                  1,342,303              $ 27,785,681
   Smith Barney Money Market Portfolio (Cost $26,865,596)                                26,865,596                26,865,596
   Smith Barney High Income Portfolio (Cost $23,198,521)                                  1,875,966                22,661,671
   Smith Barney Large Capitalization Growth Portfolio (Cost $52,413,160)                  4,036,824                64,548,812
   Travelers Managed Income Portfolio (Cost $58,122,094)                                  4,990,780                57,443,883
        Total (Cost $180,426,583)                                                      ------------              ------------
                                                                                         39,111,469               199,305,643
                                                                                       ------------              ------------

WARBURG PINCUS TRUST (0.9%)
     Emerging Markets Portfolio
        Total (Cost $3,039,541)                                                             304,886                 4,323,283
                                                                                       ------------              ------------
TOTAL INVESTMENT OPTIONS (100%)
   (COST $441,107,556)                                                                                           $489,948,672
                                                                                                                 ============

                      This page intentionally left blank.

7. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 28, 1998
       (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998

                                                                             REIT SERIES               SMALL CAP VALUE SERIES
                                                               ----------------------------------------  --------------------
                                                                      1999                 1998                 1999
                                                                      ----                 ----                 ----
INVESTMENT INCOME:
Dividends .................................................... $           48,432   $                -   $           37,192
                                                               -------------------  -------------------  -------------------

EXPENSES:
Insurance charges ............................................             56,255                5,805               51,978
Administrative fees ..........................................              5,222                  543                4,820
                                                               -------------------  -------------------  -------------------
    Net investment income (loss) .............................            (13,045)              (6,348)             (19,606)
                                                               -------------------  -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................            389,817               60,795              410,964
  Cost of investments sold ...................................            394,702               66,035              407,308
                                                               -------------------  -------------------  -------------------

    Net realized gain (loss) .................................             (4,885)              (5,240)                3,656
                                                               -------------------  -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................             45,226                    -              162,061
  Unrealized gain (loss) end of period .......................           (106,303)              45,226               (9,144)
                                                               -------------------  -------------------  -------------------

    Net change in unrealized gain (loss) for the period ......           (151,529)              45,226             (171,205)
                                                               -------------------  -------------------  -------------------

Net increase (decrease) in net assets
    resulting from operations ................................           (169,459)              33,638             (187,155)
                                                               -------------------  -------------------  -------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................          3,508,247            1,758,923            2,607,905
Participant transfers from other Travelers accounts ..........            587,982              177,277              443,886
Administrative charges .......................................               (281)                  (1)                (314)
Contract surrenders ..........................................           (321,100)              (1,342)            (208,309)
Participant transfers to other Travelers accounts ............           (432,649)            (109,247)            (391,224)
Other payments to participants ...............................             (7,879)                   -                    -
                                                               -------------------  -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................          3,334,320            1,825,610            2,451,944
                                                               -------------------  -------------------  -------------------

    Net increase (decrease) in net assets ....................          3,164,861            1,859,248            2,264,789



NET ASSETS:
  Beginning of period ........................................          1,859,248                    -            1,953,215
                                                               -------------------  -------------------  -------------------

  End of period .............................................. $        5,024,109   $        1,859,248   $        4,218,004
                                                               ===================  ===================  ===================

                                                               SMALL CAP VALUE SERIES      CAPITAL APPRECIATION PORTFOLIO
                                                               ---------------------  ---------------------------------------
                                                                        1998                 1999                1998
                                                                        ----                 ----                ----
INVESTMENT INCOME:
Dividends ....................................................   $                -   $          182,054  $           31,135
                                                                 -------------------  ------------------- -------------------

EXPENSES:
Insurance charges ............................................                5,666              220,841              15,924
Administrative fees ..........................................                  526               20,507               1,489
                                                                 -------------------  ------------------- -------------------
    Net investment income (loss) .............................               (6,192)             (59,294)             13,722
                                                                 -------------------  ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................                9,960              992,163               4,502
  Cost of investments sold ...................................               10,879              916,567               5,215
                                                                 -------------------  ------------------- -------------------

    Net realized gain (loss) .................................                 (919)              75,596                (713)
                                                                 -------------------  ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................                    -              554,478                   -
  Unrealized gain (loss) end of period .......................              162,061            1,816,795             554,478
                                                                 -------------------  ------------------- -------------------

    Net change in unrealized gain (loss) for the period ......              162,061            1,262,317             554,478
                                                                 -------------------  ------------------- -------------------

Net increase (decrease) in net assets
    resulting from operations ................................              154,950            1,278,619             567,487
                                                                 -------------------  ------------------- -------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................            1,728,349           13,088,194           5,218,728
Participant transfers from other Travelers accounts ..........               81,035            1,690,025             611,630
Administrative charges .......................................                   (2)              (1,273)                 (5)
Contract surrenders ..........................................               (3,183)            (483,074)            (12,507)
Participant transfers to other Travelers accounts ............               (7,934)          (1,747,005)            (79,198)
Other payments to participants ...............................                    -             (80,704)                   -
                                                                 -------------------  ------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................            1,798,265           12,466,163           5,738,648
                                                                 -------------------  ------------------- -------------------

    Net increase (decrease) in net assets ....................            1,953,215           13,744,782           6,306,135


NET ASSETS:
  Beginning of period ........................................                    -            6,306,135                   -
                                                                 -------------------  ------------------- -------------------

  End of period ..............................................   $        1,953,215   $       20,050,917  $        6,306,135
                                                                 ===================  =================== ===================

       SMALL CAP PORTFOLIO                        EQUITY PORTFOLIO
--------------------------------        ----------------------------------
    1999                1998                 1999                 1998
    ----                ----                 ----                 ----


$      3,630       $     22,086         $    398,343         $        141
-------------      -------------        -------------        -------------



     130,306             26,033              190,408               17,910
      12,127              2,486               17,364                1,639
-------------      -------------        -------------        -------------
    (138,803)            (6,433)             190,571              (19,408)
-------------      -------------        -------------        -------------



 100,999,565         65,049,438            1,109,530               38,591
  99,735,936         64,044,683            1,105,880               39,809
-------------      -------------        -------------        -------------

   1,263,629          1,004,755                3,650               (1,218)
-------------      -------------        -------------        -------------



     652,132                  -              362,457                    -
   1,799,801            652,132                  838              362,457
-------------      -------------        -------------        -------------

   1,147,669            652,132             (361,619)             362,457
-------------      -------------        -------------        -------------


   2,272,495          1,650,454             (167,398)             341,831
-------------      -------------        -------------        -------------




   7,921,294          6,560,739           11,679,362            5,309,323
  89,737,603         70,235,969            1,174,933              169,853
        (558)                (2)                (997)                  (7)
    (604,281)            (2,787)            (497,854)              (8,105)
(100,227,710)       (65,515,330)          (1,919,499)             (59,032)
           -                  -              (48,352)                   -
-------------      -------------        -------------        -------------


  (3,173,652)        11,278,589           10,387,593            5,412,032
-------------      -------------        -------------        -------------

    (901,157)        12,929,043           10,220,195            5,753,863



  12,929,043                  -            5,753,863                    -
-------------      -------------        -------------        -------------

$ 12,027,886       $ 12,929,043         $ 15,974,058         $  5,753,863
=============      =============        =============        =============


     SALOMON BROTHERS VARIABLE
          INVESTORS FUND                      STRONG SCHAFER VALUE FUND II
----------------------------------        ----------------------------------
     1999                 1998                 1999                 1998
     ----                 ----                 ----                 ----


$     75,851         $     14,689         $    432,796         $      5,236
-------------        -------------        -------------        -------------



     145,658               10,710               93,771                7,183
      13,552                1,004                8,646                  661
-------------        -------------        -------------        -------------
     (83,359)               2,975              330,379               (2,608)
-------------        -------------        -------------        -------------



     288,854               29,912              947,987                1,613
     270,281               31,605              945,027                3,604
-------------        -------------        -------------        -------------

      18,573               (1,693)               2,960               (1,991)
-------------        -------------        -------------        -------------



     375,798                    -              322,227                    -
   1,144,115              375,798             (411,137)             322,227
-------------        -------------        -------------        -------------

     768,317              375,798             (733,364)             322,227
-------------        -------------        -------------        -------------


     703,531              377,080             (400,025)             317,628
-------------        -------------        -------------        -------------




  10,784,161            3,201,318            6,524,912            2,410,619
     736,840               46,390              523,422              113,291
        (685)                  (3)                (613)                  (4)
    (190,078)              (8,768)            (180,083)              (4,893)
    (661,460)              (4,112)          (1,339,179)             (24,715)
      (8,383)                   -              (14,962)                   -
-------------        -------------        -------------        -------------


  10,660,395            3,234,825            5,513,497            2,494,298
-------------        -------------        -------------        -------------

  11,363,926            3,611,905            5,113,472            2,811,926



   3,611,905                    -            2,811,926                    -
-------------        -------------        -------------        -------------

$ 14,975,831         $  3,611,905         $  7,925,398         $  2,811,926
=============        =============        =============        =============

7. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 28, 1998
       (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)

                                                                   FRANKLIN SMALL CAP INVESTMENTS FUND
                                                                                CLASS II
                                                                 ----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
INVESTMENT INCOME:
Dividends ....................................................    $          68,086    $               -
                                                                 -------------------  -------------------

EXPENSES:
Insurance charges ............................................              101,748                6,925
Administrative fees ..........................................                9,406                  642
                                                                 -------------------  -------------------
    Net investment income (loss) .............................              (43,068)              (7,567)
                                                                 -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................              372,330                4,559
  Cost of investments sold ...................................              298,053                4,990
                                                                 -------------------  -------------------

    Net realized gain (loss) .................................               74,277                 (431)
                                                                 -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................              307,717                    -
  Unrealized gain (loss) end of period .......................            4,969,329              307,717
                                                                 -------------------  -------------------

    Net change in unrealized gain (loss) for the period ......            4,661,612              307,717
                                                                 -------------------  -------------------

Net increase (decrease) in net assets
    resulting from operations ................................            4,692,821              299,719
                                                                 -------------------  -------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................            7,692,033            2,022,259
Participant transfers from other Travelers accounts ..........            1,335,148               71,937
Administrative charges .......................................                 (496)                  (3)
Contract surrenders ..........................................             (124,460)              (3,076)
Participant transfers to other Travelers accounts ............           (1,210,984)             (27,258)
Other payments to participants ...............................              (22,001)                   -
                                                                 -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................            7,669,240            2,063,859
                                                                 -------------------  -------------------

    Net increase (decrease) in net assets ....................           12,362,061            2,363,578



NET ASSETS:
  Beginning of period ........................................            2,363,578                    -
                                                                 -------------------  -------------------

  End of period ..............................................    $      14,725,639    $       2,363,578
                                                                 ===================  ===================


                                                                    TEMPLETON DEVELOPING MARKETS FUND
                                                                                CLASS II
                                                                 ----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----
INVESTMENT INCOME:
Dividends ....................................................    $          18,971    $               -
                                                                 -------------------  -------------------

EXPENSES:
Insurance charges ............................................               49,944                3,477
Administrative fees ..........................................                4,607                  322
                                                                 -------------------  -------------------
    Net investment income (loss) .............................              (35,580)              (3,799)
                                                                 -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................            9,510,206                6,047
  Cost of investments sold ...................................            8,990,221                6,221
                                                                 -------------------  -------------------

    Net realized gain (loss) .................................              519,985                 (174)
                                                                 -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................              136,889                    -
  Unrealized gain (loss) end of period .......................            1,027,295              136,889
                                                                 -------------------  -------------------

    Net change in unrealized gain (loss) for the period ......              890,406              136,889
                                                                 -------------------  -------------------

Net increase (decrease) in net assets
    resulting from operations ................................            1,374,811              132,916
                                                                 -------------------  -------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................            3,746,251              951,263
Participant transfers from other Travelers accounts ..........            9,940,884               22,826
Administrative charges .......................................                 (239)                  (1)
Contract surrenders ..........................................             (114,748)                (982)
Participant transfers to other Travelers accounts ............           (9,810,241)             (38,437)
Other payments to participants ...............................              (12,056)                   -
                                                                 -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................            3,749,851              934,669
                                                                 -------------------  -------------------

    Net increase (decrease) in net assets ....................            5,124,662            1,067,585



NET ASSETS:
  Beginning of period ........................................            1,067,585                    -
                                                                 -------------------  -------------------

  End of period ..............................................    $       6,192,247    $       1,067,585
                                                                 ===================  ===================

                                                                           TEMPLETON INTERNATIONAL
                                                                               FUND CLASS II
                                                                 -------------------------------------------
                                                                       1999                   1998
                                                                       ----                   ----
INVESTMENT INCOME:
Dividends ....................................................    $            654,474    $               -
                                                                 ----------------------  -------------------

EXPENSES:
Insurance charges ............................................                 313,751               34,570
Administrative fees ..........................................                  29,690                3,308
                                                                 ----------------------  -------------------
    Net investment income (loss) .............................                 311,033              (37,878)
                                                                 ----------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................           1,053,270,104          130,671,255
  Cost of investments sold ...................................           1,045,575,174          128,688,215
                                                                 ----------------------  -------------------

    Net realized gain (loss) .................................               7,694,930            1,983,040
                                                                 ----------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................                   5,688                    -
  Unrealized gain (loss) end of period .......................               1,368,038                5,688
                                                                 ----------------------  -------------------

    Net change in unrealized gain (loss) for the period ......               1,362,350                5,688
                                                                 ----------------------  -------------------

Net increase (decrease) in net assets
    resulting from operations ................................               9,368,313            1,950,850
                                                                 ----------------------  -------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................              11,527,316            6,937,682
Participant transfers from other Travelers accounts ..........           1,113,916,468          130,490,663
Administrative charges .......................................                    (795)                  (3)
Contract surrenders ..........................................              (3,609,645)              (3,759)
Participant transfers to other Travelers accounts ............          (1,109,331,979)        (134,506,907)
Other payments to participants ...............................                 (12,947)                   -
                                                                 ----------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................              12,488,418            2,917,676
                                                                 ----------------------  -------------------

    Net increase (decrease) in net assets ....................              21,856,731            4,868,526



NET ASSETS:
  Beginning of period ........................................               4,868,526                    -
                                                                 ----------------------  -------------------

  End of period ..............................................    $         26,725,257    $       4,868,526
                                                                 ======================  ===================

        MONTGOMERY VARIABLE SERIES:                 JURIKA & VOYLES CORE EQUITY
              GROWTH FUND                                  PORTFOLIO
-----------------------------------------   ----------------------------------------
       1999                  1998                  1999                1998
       ----                  ----                  ----                ----


 $           67,848    $          11,682     $               -   $            3,755
--------------------  -------------------   ------------------- --------------------


             60,099                4,520                35,810                1,792
              5,539                  419                 3,325                  171
--------------------  -------------------   ------------------- --------------------
              2,210                6,743               (39,135)               1,792
--------------------  -------------------   ------------------- --------------------




            329,915              106,308               403,275                7,218
            298,899              108,866               401,130                6,636
--------------------  -------------------   ------------------- --------------------

             31,016               (2,558)                2,145                  582
--------------------  -------------------   ------------------- --------------------


            118,147                    -                61,504                    -
            774,053              118,147               317,539               61,504
--------------------  -------------------   ------------------- --------------------

            655,906              118,147               256,035               61,504
--------------------  -------------------   ------------------- --------------------


            689,132              122,332               219,045               63,878
--------------------  -------------------   ------------------- --------------------



          4,372,236            1,416,121             2,441,546              922,174
            958,594               56,717               174,768               22,602
               (385)                  (1)                 (119)                   -
           (164,916)                (641)              (85,065)                (216)
           (355,360)            (126,958)             (368,115)                (672)
            (10,217)                   -                     -                    -
--------------------  -------------------   ------------------- --------------------


          4,799,952            1,345,238             2,163,015              943,888
--------------------  -------------------   ------------------- --------------------

          5,489,084            1,467,570             2,382,060            1,007,766




          1,467,570                    -             1,007,766                    -
--------------------  -------------------   ------------------- --------------------

 $        6,956,654    $       1,467,570     $       3,389,826   $        1,007,766
====================  ===================   =================== ====================


                                                 LAZARD INTERNATIONAL STOCK
         LARGE CAP PORTFOLIO                             PORTFOLIO
---------------------------------------   ----------------------------------------
       1999                1998                  1999                 1998
       ----                ----                  ----                 ----


 $       2,004,440   $         248,560     $          44,705    $          96,305
------------------- -------------------   -------------------  -------------------


           338,043              17,198               335,250               28,729
            31,097               1,580                31,005                2,661
------------------- -------------------   -------------------  -------------------
         1,635,300             229,782              (321,550)              64,915
------------------- -------------------   -------------------  -------------------




         1,258,381             431,443               671,703                1,861
         1,152,275             428,235               624,060                2,166
------------------- -------------------   -------------------  -------------------

           106,106               3,208                47,643                 (305)
------------------- -------------------   -------------------  -------------------


           539,572                   -               550,794                    -
         5,169,916             539,572             5,500,064              550,794
------------------- -------------------   -------------------  -------------------

         4,630,344             539,572             4,949,270              550,794
------------------- -------------------   -------------------  -------------------


         6,371,750             772,562             4,675,363              615,404
------------------- -------------------   -------------------  -------------------



        28,797,936           5,796,995            22,089,854            8,588,169
         3,350,709             310,157             1,475,752              266,376
            (1,832)                 (7)               (1,894)                  (9)
        (1,028,049)             (6,169)           (1,131,347)              (9,807)
        (2,817,582)           (637,443)           (1,693,645)             (93,184)
           (78,669)                  -               (73,816)                   -
------------------- -------------------   -------------------  -------------------


        28,222,513           5,463,533            20,664,904            8,751,545
------------------- -------------------   -------------------  -------------------

        34,594,263           6,236,095            25,340,267            9,366,949




         6,236,095                   -             9,366,949                    -
------------------- -------------------   -------------------  -------------------

 $      40,830,358   $       6,236,095     $      34,707,216    $       9,366,949
=================== ===================   ===================  ===================

7. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 28, 1998
       (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)


                                                                        MFS RESEARCH PORTFOLIO
                                                                ----------------------------------------
                                                                      1999                 1998
                                                                      ----                 ----

INVESTMENT INCOME:
Dividends ....................................................   $               -    $           3,749
                                                                -------------------  -------------------

EXPENSES:
Insurance charges ............................................             130,169                5,549
Administrative fees ..........................................              11,936                  512
                                                                -------------------  -------------------
    Net investment income (loss) .............................            (142,105)              (2,312)
                                                                -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................             451,155               18,491
  Cost of investments sold ...................................             407,934               20,730
                                                                -------------------  -------------------

    Net realized gain (loss) .................................              43,221              (2,239)
                                                                -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................             205,737                    -
  Unrealized gain (loss) end of period .......................           2,681,344              205,737
                                                                -------------------  -------------------

    Net change in unrealized gain (loss) for the period ......           2,475,607              205,737
                                                                -------------------  -------------------

Net increase (decrease) in net assets
    resulting from operations ................................           2,376,723              201,186
                                                                -------------------  -------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................          11,448,704            2,112,816
Participant transfers from other Travelers accounts ..........           1,219,748              104,137
Administrative charges .......................................                (684)                  (3)
Contract surrenders ..........................................            (437,540)              (1,062)
Participant transfers to other Travelers accounts ............            (610,953)              (3,690)
Other payments to participants ...............................                   -                    -
                                                                -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................          11,619,275            2,212,198
                                                                -------------------  -------------------

    Net increase (decrease) in net assets ....................          13,995,998            2,413,384



NET ASSETS:
  Beginning of period ........................................           2,413,384                    -
                                                                -------------------  -------------------

  End of period ..............................................   $      16,409,382    $       2,413,384
                                                                ===================  ===================

                                                                      NWQ LARGE CAP PORTFOLIO
                                                               ----------------------------------------
                                                                     1999                 1998
                                                                     ----                 ----

INVESTMENT INCOME:
Dividends ....................................................  $               -    $          17,758
                                                               -------------------  -------------------

EXPENSES:
Insurance charges ............................................            146,995               10,691
Administrative fees ..........................................             13,622                  994
                                                               -------------------  -------------------
    Net investment income (loss) .............................           (160,617)                6,073
                                                               -------------------  -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................            414,127               19,611
  Cost of investments sold ...................................            392,862               22,655
                                                               -------------------  -------------------

    Net realized gain (loss) .................................             21,265              (3,044)
                                                               -------------------  -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................            150,510                    -
  Unrealized gain (loss) end of period .......................            241,717              150,510
                                                               -------------------  -------------------

    Net change in unrealized gain (loss) for the period ......             91,207              150,510
                                                               -------------------  -------------------

Net increase (decrease) in net assets
    resulting from operations ................................            (48,145)              153,539
                                                               -------------------  -------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................          9,459,458            3,309,500
Participant transfers from other Travelers accounts ..........          2,751,329              251,563
Administrative charges .......................................             (1,102)                  (5)
Contract surrenders ..........................................           (261,642)              (2,334)
Participant transfers to other Travelers accounts ............         (1,072,572)             (28,193)
Other payments to participants ...............................            (29,567)                    -
                                                               -------------------  -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................         10,845,904            3,530,531
                                                               -------------------  -------------------

    Net increase (decrease) in net assets ....................         10,797,759            3,684,070



NET ASSETS:
  Beginning of period ........................................          3,684,070                    -
                                                               -------------------  -------------------

  End of period ..............................................  $      14,481,829    $       3,684,070
                                                               ===================  ===================

                                                                     STRATEGIC STOCK PORTFOLIO
                                                               ---------------------------------------
                                                                     1999                1998
                                                                     ----                ----

INVESTMENT INCOME:
Dividends ....................................................  $              62   $          35,650
                                                               ------------------- -------------------

EXPENSES:
Insurance charges ............................................            107,583               7,330
Administrative fees ..........................................              9,884                 667
                                                               ------------------- -------------------
    Net investment income (loss) .............................           (117,405)              27,653
                                                               ------------------- -------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................            804,005              31,527
  Cost of investments sold ...................................            758,678              33,002
                                                               ------------------- -------------------

    Net realized gain (loss) .................................             45,327             (1,475)
                                                               ------------------- -------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................             61,423                   -
  Unrealized gain (loss) end of period .......................            140,524              61,423
                                                               ------------------- -------------------

    Net change in unrealized gain (loss) for the period ......             79,101              61,423
                                                               ------------------- -------------------

Net increase (decrease) in net assets
    resulting from operations ................................              7,023              87,601
                                                               ------------------- -------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................          6,217,761           2,840,287
Participant transfers from other Travelers accounts ..........          1,165,438              31,239
Administrative charges .......................................               (496)                 (1)
Contract surrenders ..........................................           (284,141)             (4,975)
Participant transfers to other Travelers accounts ............           (825,063)             (2,202)
Other payments to participants ...............................             (6,065)                   -
                                                               ------------------- -------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................          6,267,434           2,864,348
                                                               ------------------- -------------------

    Net increase (decrease) in net assets ....................          6,274,457           2,951,949



NET ASSETS:
  Beginning of period ........................................          2,951,949                   -
                                                               ------------------- -------------------

  End of period ..............................................  $       9,226,406   $       2,951,949
                                                               =================== ===================

  DISCIPLINED MID CAP STOCK           DISCIPLINED SMALL CAP         U.S. GOVERNMENT SECURITIES        AIM CAPITAL APPRECIATION
          PORTFOLIO                     STOCK PORTFOLIO                     PORTFOLIO                        PORTFOLIO
-------------------------------   -----------------------------  --------------------------------  ------------------------------
     1999            1998             1999           1998             1999             1998             1999           1998
     ----            ----             ----           ----             ----             ----             ----           ----

$       289,047  $           -    $           -  $       2,865   $           772   $     304,227   $            -  $           -
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------



        122,427          9,257           49,096          2,976           149,343          11,092          219,462         15,049

         11,339            874            4,553            278            13,846           1,045           20,202          1,406
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------

        155,281        (10,131)         (53,649)          (389)         (162,417)        292,090         (239,664)       (16,455)
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------





        501,443            923          431,534         10,562         1,131,171         525,645          290,434            469

        455,654            982          405,712         11,042         1,172,097         506,725          258,791            616
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------


         45,789            (59)          25,822           (480)          (40,926)         18,920           31,643           (147)
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------



        535,335              -          105,987              -          (265,758)              -          734,413              -

      1,849,485        535,335          925,237        105,987          (521,193)       (265,758)       7,958,470        734,413
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------


      1,314,150        535,335          819,250        105,987          (255,435)       (265,758)       7,224,057        734,413
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------



      1,515,220        525,145          791,423        105,118          (458,778)         45,252        7,016,036        717,811
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------






      8,980,504      2,532,048        4,171,398        829,815        11,757,254       3,942,622       16,511,197      4,467,894

      1,228,002         66,917          408,499         59,430         1,034,456         266,108        1,370,700         97,130

           (573)            (1)            (308)            (3)             (881)             (4)          (1,181)            (6)

       (537,923)        (2,320)        (387,457)        (3,748)         (267,535)           (990)        (593,683)       (13,941)

       (753,385)       (11,434)        (335,879)       (10,833)       (2,118,954)       (458,284)      (1,266,098)       (48,714)

        (57,162)             -           (7,635)             -           (27,832)              -          (38,645)             -
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------



      8,859,463      2,585,210        3,848,618        874,661        10,376,508       3,749,452       15,982,290      4,502,363
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------


     10,374,683      3,110,355        4,640,041        979,779         9,917,730       3,794,704       22,998,326      5,220,174






      3,110,355              -          979,779              -         3,794,704               -        5,220,174              -
---------------- --------------   -------------- --------------  ----------------  --------------  --------------- --------------

$    13,485,038  $   3,110,355    $   5,619,820  $     979,779   $    13,712,434   $   3,794,704   $   28,218,500  $   5,220,174
================ ==============   ============== ==============  ================  ==============  =============== ==============

7. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 28, 1998
       (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998


                                                                     SMITH BARNEY MONEY MARKET PORTFOLIO
                                                                 -------------------------------------------
                                                                         1999                  1998
                                                                         ----                  ----
INVESTMENT INCOME:
Dividends ....................................................   $          1,420,628  $            168,574
                                                                 --------------------- ---------------------

EXPENSES:
Insurance charges ............................................                486,737                57,267
Administrative fees ..........................................                 45,981                 5,395
                                                                 --------------------- ---------------------
    Net investment income (loss) .............................                887,910               105,912
                                                                 --------------------- ---------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................
  Cost of investments sold ...................................          1,157,736,078           192,204,726
                                                                        1,157,736,078           192,204,726
                                                                 --------------------- ---------------------
    Net realized gain (loss) .................................                      -                     -
                                                                 --------------------- ---------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................                      -                     -
  Unrealized gain (loss) end of period .......................                      -                     -
                                                                 --------------------- ---------------------

    Net change in unrealized gain (loss) for the period ......                      -                     -
                                                                 --------------------- ---------------------

Net increase (decrease) in net assets
    resulting from operations ................................                887,910               105,912
                                                                 --------------------- ---------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................             22,796,430            25,653,678
Participant transfers from other Travelers accounts ..........          1,227,604,049           200,480,348
Administrative charges .......................................                 (1,288)                   (6)
Contract surrenders ..........................................            (25,578,236)             (535,572)
Participant transfers to other Travelers accounts ............         (1,221,335,545)         (203,105,497)
Other payments to participants ...............................                (57,256)                    -
                                                                 --------------------- ---------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................              3,428,154            22,492,951
                                                                 --------------------- ---------------------

    Net increase (decrease) in net assets ....................              4,316,064            22,598,863



NET ASSETS:
  Beginning of period ........................................             22,598,863                     -
                                                                 --------------------- ---------------------

  End of period ..............................................   $         26,914,927  $         22,598,863
                                                                 ===================== =====================



                                                                      SMITH BARNEY HIGH INCOME PORTFOLIO
                                                                 --------------------------------------------
                                                                         1999                   1998
                                                                         ----                   ----
INVESTMENT INCOME:
Dividends ....................................................   $          1,107,191   $                  -
                                                                 ---------------------  ---------------------

EXPENSES:
Insurance charges ............................................                251,224                 16,386
Administrative fees ..........................................                 23,290                  1,543
                                                                 ---------------------  ---------------------
    Net investment income (loss) .............................                832,677                (17,929)
                                                                 ---------------------  ---------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................
  Cost of investments sold ...................................              1,071,994                     34
                                                                            1,107,262                     34
                                                                 ---------------------  ---------------------
    Net realized gain (loss) .................................                (35,268)                     -
                                                                 ---------------------  ---------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................                 91,874                      -
  Unrealized gain (loss) end of period .......................               (536,850)                91,874
                                                                 ---------------------  ---------------------

    Net change in unrealized gain (loss) for the period ......               (628,724)                91,874
                                                                 ---------------------  ---------------------

Net increase (decrease) in net assets
    resulting from operations ................................                168,685                 73,945
                                                                 ---------------------  ---------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................             18,259,144              5,712,582
Participant transfers from other Travelers accounts ..........              1,223,567                403,017
Administrative charges .......................................                 (1,590)                   (10)
Contract surrenders ..........................................               (691,363)                (8,595)
Participant transfers to other Travelers accounts ............             (2,426,924)               (20,347)
Other payments to participants ...............................                (36,712)                     -
                                                                 ---------------------  ---------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................             16,326,122              6,086,647
                                                                 ---------------------  ---------------------

    Net increase (decrease) in net assets ....................             16,494,807              6,160,592



NET ASSETS:
  Beginning of period ........................................              6,160,592                      -
                                                                 ---------------------  ---------------------

  End of period ..............................................   $         22,655,399   $          6,160,592
                                                                 =====================  =====================

                                                                  SMITH BARNEY LARGE CAPITALIZATION GROWTH
                                                                                 PORTFOLIO
                                                                 -------------------------------------------
                                                                         1999                  1998
                                                                         ----                  ----
INVESTMENT INCOME:
Dividends ....................................................   $            141,104  $              6,620
                                                                 --------------------- ---------------------

EXPENSES:
Insurance charges ............................................                555,057                30,492
Administrative fees ..........................................                 51,240                 2,847
                                                                 --------------------- ---------------------
    Net investment income (loss) .............................               (465,193)              (26,719)
                                                                 --------------------- ---------------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .............................
  Cost of investments sold ...................................                505,768                14,383
                                                                              433,514                18,601
                                                                 --------------------- ---------------------
    Net realized gain (loss) .................................                 72,254                (4,218)
                                                                 --------------------- ---------------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of period .................              1,948,047                     -
  Unrealized gain (loss) end of period .......................             12,135,651             1,948,047
                                                                 --------------------- ---------------------

    Net change in unrealized gain (loss) for the period ......             10,187,604             1,948,047
                                                                 --------------------- ---------------------

Net increase (decrease) in net assets
    resulting from operations ................................              9,794,665             1,917,110
                                                                 --------------------- ---------------------


UNIT TRANSACTIONS:
Participant purchase payments ................................             45,296,240             9,214,211
Participant transfers from other Travelers accounts ..........              3,968,601               404,667
Administrative charges .......................................                 (3,155)                   (8)
Contract surrenders ..........................................             (1,294,540)              (11,370)
Participant transfers to other Travelers accounts ............             (4,132,291)              (66,027)
Other payments to participants ...............................               (120,984)                    -
                                                                 --------------------- ---------------------

  Net increase (decrease) in net assets
    resulting from unit transactions .........................             43,713,871             9,541,473
                                                                 --------------------- ---------------------

    Net increase (decrease) in net assets ....................             53,508,536            11,458,583



NET ASSETS:
  Beginning of period ........................................             11,458,583                     -
                                                                 --------------------- ---------------------

  End of period ..............................................   $         64,967,119  $         11,458,583
                                                                 ===================== =====================

 TRAVELERS MANAGED INCOME PORTFOLIO               EMERGING MARKETS PORTFOLIO                            COMBINED
-----------------------------------------   -----------------------------------------  -------------------------------------------
     1999                   1998                  1999                  1998                   1999                  1998
     ----                   ----                  ----                  ----                   ----                  ----
$        1,225,068  $                  -    $          169,696  $              7,022    $         8,390,390   $           980,054
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------


           643,855                51,542                32,820                 3,092              5,018,630               407,165
            59,534                 4,773                 3,016                   291                465,350                38,076
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------
           521,679               (56,315)              133,860                 3,639              2,906,410               534,813
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------



         1,688,460               246,880               653,869                 2,535          2,336,634,832           389,499,288
         1,726,577               247,944               571,237                 3,252          2,326,541,909           386,517,468
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------


           (38,117)               (1,064)               82,632                  (717)            10,092,923             2,981,820
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------



            72,280                     -                23,771                     -              7,858,309                     -
          (678,210)               72,280             1,283,742                23,771             48,841,116             7,858,309
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------


          (750,490)               72,280             1,259,971                23,771             40,982,807             7,858,309
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------


          (266,928)               14,901             1,476,463                26,693             53,982,140            11,374,942
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------




        41,867,249            18,002,816             2,308,182               839,500            335,854,768           132,280,431
         4,745,268               541,359               646,608                29,103          2,473,413,279           405,411,741
            (3,526)                  (16)                 (221)                    -                (25,486)                 (111)
        (1,437,140)              (18,673)             (338,115)                 (689)           (40,852,324)             (670,504)
        (5,405,991)             (484,546)             (657,125)               (6,019)        (2,473,247,412)         (405,476,213)
          (135,373)                    -                     -                     -               (887,217)                    -
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------


        39,630,487            18,040,940             1,959,329               861,895            294,255,608           131,545,344
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------

        39,363,559            18,055,841             3,435,792               888,588            348,237,748           142,920,286




        18,055,841                     -               888,588                     -            142,920,286                     -
------------------- ---------------------   ------------------- ---------------------  --------------------- ---------------------

$       57,419,400  $        $18,055,841    $        4,324,380  $            888,588   $       $491,158,034  $        142,920,286
=================== =====================   =================== =====================  ===================== =====================

8.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 28, 1998
(DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998



                                                          REIT SERIES                    SMALL CAP VALUE SERIES
                                             --------------------------------------  ------------------------------
                                                   1999                1998              1999            1998
                                                   ----                ----              ----            ----
Accumulation units beginning of period .....         1,941,019                   -       1,943,547               -
Accumulation units purchased and
transferred from other Travelers accounts ..         4,361,715           2,065,636       3,180,856       1,955,424
Accumulation units redeemed and
transferred to other Travelers accounts ....          (820,118)           (124,617)       (634,267)        (11,877)
                                             ------------------  ------------------  --------------  --------------

Accumulation units end of period ...........         5,482,616           1,941,019       4,490,136       1,943,547
                                             ==================  ==================  ==============  ==============



                                                      SMALL CAP PORTFOLIO                   EQUITY PORTFOLIO
                                             --------------------------------------  ------------------------------
                                                   1999                1998              1999            1998
                                                   ----                ----              ----            ----


Accumulation units beginning of period .....        13,029,744                   -       5,684,856               -
Accumulation units purchased and
transferred from other Travelers accounts ..       100,851,419          87,276,047      12,387,604       5,754,525
Accumulation units redeemed and
transferred to other Travelers accounts ....      (103,859,307)        (74,246,303)     (2,402,150)        (69,669)
                                             ------------------  ------------------  --------------  --------------

Accumulation units end of period ...........        10,021,856          13,029,744      15,670,310       5,684,856
                                             ==================  ==================  ==============  ==============


                                                                                           FRANKLIN SMALL CAP
                                                  STRONG SCHAFER VALUE FUND II         INVESTMENTS FUND CLASS II
                                             --------------------------------------  ------------------------------
                                                   1999                1998              1999            1998
                                                   ----                ----              ----            ----


Accumulation units beginning of period .....         2,716,737                   -       2,206,206               -
Accumulation units purchased and
transferred from other Travelers accounts ..         6,816,057           2,747,065       6,802,859       2,237,675
Accumulation units redeemed and
transferred to other Travelers accounts ....        (1,508,533)            (30,328)       (984,360)        (31,469)
                                             ------------------  ------------------  --------------  --------------

Accumulation units end of period ...........         8,024,261           2,716,737       8,024,705       2,206,206
                                             ==================  ==================  ==============  ==============


                                                  TEMPLETON INTERNATIONAL FUND        MONTGOMERY VARIABLE SERIES:
                                                           CLASS II                           GROWTH FUND
                                             --------------------------------------  ------------------------------
                                                   1999                1998              1999            1998
                                                   ----                ----              ----            ----


Accumulation units beginning of period .....         5,216,603                   -       1,419,069               -
Accumulation units purchased and
transferred from other Travelers accounts ..     1,143,471,856         154,867,917       4,708,970       1,551,266
Accumulation units redeemed and
transferred to other Travelers accounts ....    (1,125,042,203)       (149,651,314)       (458,639)       (132,197)
                                             ------------------  ------------------  --------------  --------------

Accumulation units end of period ...........        23,646,256           5,216,603       5,669,400       1,419,069
                                             ==================  ==================  ==============  ==============


                                                  CAPITAL APPRECIATION
                                                       PORTFOLIO
                                             ------------------------------
                                                  1999           1998
                                                  ----           ----
Accumulation units beginning of period .....      5,842,833              -
Accumulation units purchased and
transferred from other Travelers accounts ..     13,160,919      5,939,726
Accumulation units redeemed and
transferred to other Travelers accounts ....     (2,038,056)       (96,893)
                                             --------------- --------------

Accumulation units end of period ...........     16,965,696      5,842,833
                                             =============== ==============


                                               SALOMON BROTHERS VARIABLE
                                                    INVESTORS FUND
                                             ------------------------------
                                                  1999           1998
                                                  ----           ----


Accumulation units beginning of period .....      3,485,540              -
Accumulation units purchased and
transferred from other Travelers accounts ..     10,466,235      3,498,905
Accumulation units redeemed and
transferred to other Travelers accounts ....       (777,312)       (13,365)
                                             --------------- --------------

Accumulation units end of period ...........     13,174,463      3,485,540
                                             =============== ==============


                                                  TEMPLETON DEVELOPING
                                                 MARKETS FUND CLASS II
                                             ------------------------------
                                                  1999           1998
                                                  ----           ----


Accumulation units beginning of period .....      1,048,633              -
Accumulation units purchased and
transferred from other Travelers accounts ..     10,457,353      1,090,845
Accumulation units redeemed and
transferred to other Travelers accounts ....     (7,466,145)       (42,212)
                                             --------------- --------------

Accumulation units end of period ...........      4,039,841      1,048,633
                                             =============== ==============


                                              JURIKA & VOYLES CORE EQUITY
                                                       PORTFOLIO
                                             ------------------------------
                                                  1999           1998
                                                  ----           ----


Accumulation units beginning of period .....        899,910              -
Accumulation units purchased and
transferred from other Travelers accounts ..      2,304,461        900,768
Accumulation units redeemed and
transferred to other Travelers accounts ....       (411,015)          (858)
                                             --------------- --------------

Accumulation units end of period ...........      2,793,356        899,910
                                             =============== ==============

8.     SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
       FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 28, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)


                                                                                                   LAZARD INTERNATIONAL STOCK
                                                                LARGE CAP PORTFOLIO                        PORTFOLIO
                                                       -------------------------------------  ------------------------------------
                                                             1999                1998               1999               1998
                                                             ----                ----               ----               ----


Accumulation units beginning of period ............            5,551,293                  -          10,152,630                 -
Accumulation units purchased and
  transferred from other Travelers accounts .......           26,210,436          6,200,679          24,255,048        10,278,820
Accumulation units redeemed and
  transferred to other Travelers accounts .........           (3,150,014)          (649,386)         (2,944,623)         (126,190)
                                                       ------------------  -----------------  ------------------  ----------------
Accumulation units end of period ..................           28,611,715          5,551,293          31,463,055        10,152,630
                                                       ==================  =================  ==================  ================



                                                              NWQ LARGE CAP PORTFOLIO              STRATEGIC STOCK PORTFOLIO
                                                       -------------------------------------  ------------------------------------
                                                             1999                1998               1999               1998
                                                             ----                ----               ----               ----


Accumulation units beginning of period ............            3,740,351                  -           2,959,480                 -
Accumulation units purchased and
  transferred from other Travelers accounts .......           11,829,769          3,774,475           7,057,257         2,967,034
Accumulation units redeemed and
  transferred to other Travelers accounts .........           (1,311,624)           (34,124)         (1,046,323)           (7,554)
                                                       ------------------  -----------------  ------------------  ----------------
Accumulation units end of period ..................           14,258,496          3,740,351           8,970,414         2,959,480
                                                       ==================  =================  ==================  ================


                                                            DISCIPLINED SMALL CAP STOCK            U.S. GOVERNMENT SECURITIES
                                                                    PORTFOLIO                              PORTFOLIO
                                                       -------------------------------------  ------------------------------------
                                                             1999                1998               1999               1998
                                                             ----                ----               ----               ----


Accumulation units beginning of period ............              985,538                  -           3,628,750                 -
Accumulation units purchased and
  transferred from other Travelers accounts .......            4,507,735          1,000,905          12,708,955         4,067,680
Accumulation units redeemed and
  transferred to other Travelers accounts .........             (714,440)           (15,367)         (2,411,332)         (438,930)
                                                       ------------------  -----------------  ------------------  ----------------
Accumulation units end of period ..................            4,778,833            985,538          13,926,373         3,628,750
                                                       ==================  =================  ==================  ================


                                                             SMITH BARNEY MONEY MARKET              SMITH BARNEY HIGH INCOME
                                                                    PORTFOLIO                              PORTFOLIO
                                                       -------------------------------------  ------------------------------------
                                                             1999                1998               1999               1998
                                                             ----                ----               ----               ----


Accumulation units beginning of period ............           22,306,787                  -           6,490,529                 -
Accumulation units purchased and
  transferred from other Travelers accounts .......        1,219,428,249        223,926,422          20,530,341         6,521,883
Accumulation units redeemed and
  transferred to other Travelers accounts .........       (1,215,923,181)      (201,619,635)         (3,337,356)          (31,354)
                                                       ------------------  -----------------  ------------------  ----------------
Accumulation units end of period ..................           25,811,855         22,306,787          23,683,514         6,490,529
                                                       ==================  =================  ==================  ================


                                                            MFS RESEARCH PORTFOLIO
                                                       ---------------------------------
                                                            1999              1998
                                                            ----              ----


Accumulation units beginning of period ............          2,329,266                -
Accumulation units purchased and
  transferred from other Travelers accounts .......         11,642,589        2,334,409
Accumulation units redeemed and
  transferred to other Travelers accounts .........           (935,850)          (5,143)
                                                       ----------------  ---------------
Accumulation units end of period ..................         13,036,005        2,329,266
                                                       ================  ===============


                                                           DISCIPLINED MID CAP STOCK
                                                                  PORTFOLIO
                                                       ---------------------------------
                                                            1999              1998
                                                            ----              ----


Accumulation units beginning of period ............          2,822,973                -
Accumulation units purchased and
  transferred from other Travelers accounts .......          9,378,386        2,837,584
Accumulation units redeemed and
  transferred to other Travelers accounts .........         (1,220,891)         (14,611)
                                                       ----------------  ---------------
Accumulation units end of period ..................         10,980,468        2,822,973
                                                       ================  ===============


                                                           AIM CAPITAL APPRECIATION
                                                                  PORTFOLIO
                                                       ---------------------------------
                                                            1999              1998
                                                            ----              ----


Accumulation units beginning of period ............          4,864,032                -
Accumulation units purchased and
  transferred from other Travelers accounts .......         15,463,786        4,929,597
Accumulation units redeemed and
  transferred to other Travelers accounts .........         (1,604,114)         (65,565)
                                                       ----------------  ---------------
Accumulation units end of period ..................         18,723,704        4,864,032
                                                       ================  ===============


                                                              SMITH BARNEY LARGE
                                                       CAPITALIZATION GROWTH PORTFOLIO
                                                       ---------------------------------
                                                            1999              1998
                                                            ----              ----


Accumulation units beginning of period ............          9,841,799                -
Accumulation units purchased and
  transferred from other Travelers accounts .......         37,778,633        9,916,038
Accumulation units redeemed and
  transferred to other Travelers accounts .........         (4,205,975)         (74,239)
                                                       ----------------  ---------------
Accumulation units end of period ..................         43,414,457        9,841,799
                                                       ================  ===============

8.     SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
       FOR THE YEAR ENDED DECEMBER 31, 1999 AND THE PERIOD JULY 28, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)


                                                 TRAVELERS MANAGED INCOME
                                                        PORTFOLIO              EMERGING MARKETS PORTFOLIO
                                                ----------------------------- -----------------------------
                                                   1999            1998           1999           1998
                                                   ----            ----           ----           ----

Accumulation units beginning of period.........    18,109,173              -      1,054,741              -
Accumulation units purchased and
  transferred from other Travelers accounts ...    47,059,978     18,614,756      2,802,230      1,063,745
Accumulation units redeemed and
  transferred to other Travelers accounts .....    (7,064,992)      (505,583)      (976,319)        (9,004)
                                                -------------- -------------- -------------- --------------

Accumulation units end of period ..............    58,104,159     18,109,173      2,880,652      1,054,741
                                                ============== ============== ============== ==============


                                                            COMBINED
                                                ---------------------------------
                                                      1999             1998
                                                      ----             ----

Accumulation units beginning of period.........      140,272,039               -
Accumulation units purchased and
  transferred from other Travelers accounts ...    2,769,623,696     568,319,826
Accumulation units redeemed and
  transferred to other Travelers accounts .....   (2,493,249,139)   (428,047,787)
                                                ----------------- ---------------

Accumulation units end of period ..............      416,646,596     140,272,039
                                                ================= ===============

                          INDEPENDENT AUDITORS' REPORT



To the Owners of Variable Annuity Contracts of
The Travelers Separate Account TM II for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account TM II for Variable Annuities as of December 31, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets for the year ended December 31, 1999 and the period July 28, 1998 (date operations commenced) to December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1999, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account TM II for Variable Annuities as of December 31, 1999, the results of its operations for the year then ended and the changes in its net assets for the year ended December 31, 1999 and the period July 28, 1998 (date operations commenced) to December 31, 1998, in conformity with generally accepted accounting principles.

                            /s/ KPMG LLP


Hartford, Connecticut
February 18, 2000

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut






This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account TM II for Variable Annuities or Separate Account TM II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account TM II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.






SepTM II (Annual) (12-99) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 1999 and 1998, and the related statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.





/s/ KPMG LLP
---------------------
Hartford, Connecticut
January 18, 2000

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ in thousands)



FOR THE YEARS ENDED DECEMBER 31,                                              1999                1998                1997
                                                                              ----                ----                ----
REVENUES
Premiums                                                                     $25,270            $23,677             $35,190
Net investment income                                                        177,179            171,003             168,653
Realized investment gains (losses)                                            (4,973)            18,493              44,871
Fee income                                                                    54,749             17,718               5,004
Other revenues                                                                13,045             11,168               3,159
----------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                          265,270            242,059             256,877
----------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                         78,072             81,371              95,639
Interest credited to contractholders                                          56,216             51,535              35,165
Amortization of deferred acquisition costs                                    38,902             15,956               4,944
Operating expenses                                                            11,326              5,012              11,554
----------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                             184,516            153,874             147,302
----------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes                                            80,754             88,185             109,575
----------------------------------------------------------------------------------------------------------------------------

Federal income taxes:
     Current                                                                  21,738             18,917              33,859
     Deferred expense                                                          6,410             11,783               4,344
----------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                               28,148             30,700              38,203
============================================================================================================================

Net income                                                                   $52,606            $57,485             $71,372
============================================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ in thousands)

DECEMBER 31,                                                                                    1999             1998
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost, $1,764,329; $1,707,347)             $1,713,948       $1,838,681
Equity securities, at fair value (cost, $34,373; $25,826)                                         33,169           26,685
Mortgage loans                                                                                   155,719          174,565
Short-term securities                                                                             81,119          126,176
Other invested assets                                                                            190,622          136,122
--------------------------------------------------------------------------------------------------------------------------
     Total Investments                                                                         2,174,577        2,302,229
--------------------------------------------------------------------------------------------------------------------------

Separate accounts                                                                              4,795,165        2,178,474
Deferred acquisition costs                                                                       350,088          177,808
Deferred federal income taxes                                                                     74,478           12,395
Premium balances receivable                                                                       22,420           16,074
Other assets                                                                                      84,605           57,524
--------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                             $7,501,333       $4,744,504
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits                                                                          $950,959         $963,171
Contractholder funds                                                                           1,174,636          947,411
Separate accounts                                                                              4,795,165        2,178,474
Other liabilities                                                                                114,408          114,690
--------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                         7,035,168        4,203,746
--------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                   3,000            3,000
Additional paid-in capital                                                                       167,316          167,314
Retained earnings                                                                                335,161          282,555
Accumulated other changes in equity from non-owner sources                                       (39,312)          87,889
--------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                  466,165          540,758
--------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                               $7,501,333       $4,744,504
==========================================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
           STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                ($ in thousands)


-----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN RETAINED EARNINGS                         1999             1998              1997
-----------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $282,555        $225,070          $167,698
Net income                                                         52,606          57,485            71,372
Dividends to parent                                                     -               -            14,000
===========================================================================================================
Balance, end of year                                             $335,161        $282,555          $225,070
===========================================================================================================


-----------------------------------------------------------------------------------------------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                        $87,889         $70,277           $33,856
Unrealized gains (losses), net of tax                            (127,201)         17,612            36,421
===========================================================================================================
Balance, end of year                                             $(39,312)        $87,889           $70,277
===========================================================================================================


-----------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Net Income                                                        $52,606         $57,485           $71,372
Other changes in equity from
     non-owner sources                                           (127,201)         17,612            36,421
-----------------------------------------------------------------------------------------------------------
Total changes in equity from
     non-owner sources                                           $(74,595)        $75,097          $107,793
===========================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ in thousands)


FOR THE YEARS ENDED DECEMBER 31,                                                      1999            1998            1997
----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                             $24,804          $22,300         $34,553
     Net investment income received                                                 150,107          146,158         170,460
     Benefits and claims paid                                                       (94,503)         (90,872)        (90,820)
     Interest credited to contractholders                                           (50,219)         (51,535)        (35,165)
     Operating expenses paid                                                       (235,166)        (122,327)        (64,698)
     Income taxes paid                                                              (29,369)         (25,214)        (22,440)
     Other, including fee income                                                     46,028          (46,099)        (16,128)
----------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities                       (188,318)         (75,391)          8,018
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                           213,402          113,456          81,899
         Mortgage loans                                                              28,002           25,462           8,972
     Proceeds from sales of investments
         Fixed maturities                                                           774,096        1,095,976         856,846
         Equity securities                                                            5,146            6,020          12,404
         Mortgage loans                                                                   -                -           5,483
         Real estate held for sale                                                        -                -           4,493
     Purchases of investments
         Fixed maturities                                                        (1,025,110)      (1,320,704)     (1,020,803)
         Equity securities                                                          (12,524)         (13,653)         (6,382)
         Mortgage loans                                                              (8,520)         (39,158)        (41,967)
     Policy loans, net                                                               (5,316)          (2,010)         (1,144)
     Short-term securities (purchases) sales, net                                    45,057           43,054         (88,067)
     Other investments (purchases) sales, net                                       (44,621)           1,110         (51,502)
     Securities transactions in course of settlement, net                           (7,033)           36,459          10,526
----------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                      (37,421)         (53,988)       (229,242)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                   308,953          211,476         325,932
     Contractholder fund withdrawals                                                (83,817)         (83,036)        (89,145)
     Dividends to parent company                                                          -                -         (14,000)
----------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                  225,136          128,440         222,787
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        (603)            (939)          1,563
============================================================================================================================
Cash at December 31,                                                                    $21             $624          $1,563
============================================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS



1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The financial statements and accompanying footnotes of the Company are prepared in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 1999 presentation.


     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 which were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125". The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the results of operations from the adoption of the collateral provisions of FAS 125.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE

     During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 had no impact on the Company's financial condition, statement of operations or liquidity.

     ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE - RELATED ASSESSMENTS

     In January 1999, the Company adopted (effective January 1, 1999) Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. The adoption of this SOP had no impact on the Company's financial condition, results of operations or liquidity.

     ACCOUNTING POLICIES

     Investments

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market. Impaired loans were insignificant at December 31, 1999 and 1998.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. All changes in equity of these investments are recorded in net investment income.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, options, forward contracts and interest rate swaps, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Forward contracts, and interest rate options were not significant at December 31, 1999 and 1998. Information concerning derivative financial instruments is included in Note 4.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     POLICY LOANS

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     SEPARATE ACCOUNTS

     The Company has separate account assets and liabilities representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in fee income. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     DEFERRED ACQUISITION COSTS

     Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 15 to 20-year amortization period is used for life insurance, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     FUTURE POLICY BENEFITS

     Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 3.0% to 7.5%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, certain individual annuity contracts, and structured settlement contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.3% to 10.0%.

     OTHER LIABILITIES

     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 1999, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on the statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC issued a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on its statutory capital and surplus.

     PREMIUMS

     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.

     FEE INCOME

     Fee income includes mortality and equity protection charges and fees earned on Universal Life and Deferred Annuity businesses.

     OTHER REVENUES

     Other revenues include surrender, mortality and administrative charges, and fees earned on investment and other insurance contracts.

     FEDERAL INCOME TAXES

     The provision for federal income taxes comprises two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). This statement establishes accounting and reporting standards for derivative instruments,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     including certain derivative instruments embedded in other contracts, (collectively referred to as derivatives) and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. FAS 133 was to be effective for all fiscal quarters of fiscal years beginning after June 15, 1999. However, in June 1999 the FASB issued Statement of Financial Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137) which allows entities that have not adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt the deferral provisions of FAS 137 and has not yet determined the impact that FAS 133 will have on its financial statements.

2.   REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Total in-force business ceded under reinsurance contracts is $12.8 billion and $8.8 billion at December 31, 1999 and 1998, including $63 million and $70 million, respectively to TIC. Total life insurance premiums ceded were $6.5 million, $4.2 million and $2.4 million in 1999, 1998 and 1997, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

3.   SHAREHOLDER'S EQUITY

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income (loss) was $(23.4) million, $(3.2) million and $80.3 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     Statutory capital and surplus was $294 million and $328 million at December 31, 1999 and 1998, respectively.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $29.4 million is available in 2000 for dividend payments by the Company without prior approval of the Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity From Non-Owner Sources were as follows:

--------------------------------------------------------------------------------------------------------------------

                                                             NET                                ACCUMULATED
                                                             UNREALIZED        FOREIGN          OTHER CHANGES
                                                             GAINS ON          CURRENCY         IN EQUITY FROM
                                                             INVESTMENT        TRANSLATION      NON-OWNER
($ in thousands)                                             SECURITIES        ADJUSTMENT       SOURCES
--------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 1997                                       $33,856               $ --        $33,856
Unrealized gains on investment securities,
   net of tax of $35,316                                        65,587                 --         65,587
Less: reclassification adjustment for gains
   included in net income, net of tax of $(15,705)             (29,166)                --        (29,166)
--------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                           36,421                 --         36,421
--------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1997                                      70,277                 --         70,277
Unrealized gain on investment securities,
   net of tax of $15,957                                        29,632                 --         29,632
Less: reclassification adjustment for gains
  included in net income, net of tax of $(6,473)               (12,020)                --        (12,020)
--------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                           17,612                 --         17,612
--------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1998                                      87,889                 --         87,889
Unrealized gains on investment securities,
   net of tax of $(70,234)                                    (130,433)                --       (130,433)
Less: reclassification adjustment for losses
   included in net income, net of tax of $1,741                  3,232                 --          3,232
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                         (127,201)                --       (127,201)
====================================================================================================================
BALANCE, DECEMBER 31, 1999                                   $ (39,312)              $ --      $ (39,312)
====================================================================================================================

4.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     associated with these instruments can be less than these amounts. For interest rate swaps, options, and forward contracts, credit risk is limited to the amounts that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1999 and 1998, the Company held financial futures contracts with notional amounts of $48.7 million and $41.5 million, respectively. The deferred gains and/or losses on these contracts were not significant at December 31, 1999 and 1998. At December 31, 1999 and
     1998, the Company's futures contracts had no fair value because these contracts are marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

     As of December 31, 1999 and 1998, the Company held interest rate swap contracts with notional amounts of $231.1 million and $165.3 million, respectively. The fair value of these financial instruments was $9.5 million (loss position) at December 31, 1999, and was $3.4 million (gain position) and $.7 million (loss position) at December 31, 1998. The fair values were determined using the discounted cash flow method. At December 31, 1999, the Company held swap contracts with affiliate counterparties with a notional amount of $43.7 million and a fair value of $4.7 million (loss position).

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 1999 and 1998, the Company held equity option contracts with notional amounts of $275.4 million and zero, respectively. The fair value of these financial instruments was $32.6 million (gain position) at December 31, 1999. The fair values were determined using the discounted cash flow method.

     The off-balance sheet risks of interest rate options and forward contracts were not significant at December 31, 1999 and 1998.

     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. The off-balance sheet risk of these financial instruments was not significant at December 31, 1999 and 1998.

     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

     At December 31, 1999, investments in fixed maturities had a carrying value and a fair value of $1.8 billion and $1.7 billion, respectively, compared with a carrying value and a fair value of $1.7 billion and $1.8 billion, respectively, at December 31, 1998. See Notes 1 and 10.

     At December 31, 1999, mortgage loans had a carrying value of $155.7 million and a fair value of $156.0 million and in 1998 had a carrying value of $174.6 million and a fair value of $185.7 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities and policy loans totaling $91.3 million and $131.1 million in 1999 and 1998, respectively, approximated their fair values and are included in other invested assets.

     The carrying values of $57.6 million and $36.5 million of financial instruments classified as other assets approximated their fair values at December 31, 1999 and 1998, respectively. The carrying values of $100.2 million and $98.4 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1999 and 1998, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     At December 31, 1999, contractholder funds with defined maturities had a carrying value of $878.9 million and a fair value of $780.5 million, compared with a carrying value of $725.6 million and a fair value of $698.1 million at December 31, 1998. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $481.8 million and a fair value of $409.2 million at December 31, 1999, compared with a carrying value of $483.0 million and a fair value of $442.5 million at December 31, 1998. These contracts generally are valued at surrender value.

5.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk

     See Note 4.

     Litigation

     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

6.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by The Travelers Insurance Group Inc. (TIGI), TIC's direct parent. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1999, 1998 and 1997.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1999, 1998 and 1997.

7.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by two companies. TIC handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. TIC provides various employee benefit

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1999 and 1998, the pool totaled approximately $2.6 billion and $2.3 billion, respectively. The Company's share of the pool amounted to $31.4 million and $93.1 million at December 31, 1999 and 1998, respectively, and is included in short-term securities in the balance sheet.

     The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

     The Company sold structured settlement annuities to the insurance affiliates of Travelers Property Casualty Corp. (TAP). Premiums and deposits were $8.9 million and $70.6 million for 1998 and 1997, respectively. The reduction in premiums and deposits from 1997 to 1998 was a result of a decision during 1998 to use TIC as the primary issuer of structured settlement annuities and the Company as the assignment company. Policy reserves and contractholder fund liabilities associated with these structured settlements were $766.4 million and $808.7 million at December 31, 1999 and 1998, respectively.

     The Company began distributing variable annuity products through its affiliate, the Financial Consultants of Salomon Smith Barney (SSB) in 1995. Premiums and deposits related to these products were $1.1 billion, $932.1 million and $615.6 million in 1999, 1998 and 1997, respectively. In 1996, the Company began marketing various life products through SSB as well. New premiums related to such products were $40.8 million, $44.5 million and $24.4 million in 1999, 1998 and 1997, respectively.

     During 1998, the Company began distributing deferred annuity products through its affiliates Primerica Financial Services (Primerica), Citibank, N.A. (Citibank) and The Copeland Companies (Copeland). Deposits received from Primerica were $763 million and $216 million. Deposits from Citibank and Copeland were immaterial for 1999 and 1998.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements are granted Citigroup stock options.

     Most leasing functions for TIGI and its subsidiaries are handled by TAP. Rent expense related to these leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 1999, 1998 and 1997.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     At December 31, 1999 and 1998, the Company had investments in Tribeca Investments, L.L.C., an affiliate of the Company, in the amounts of $22.3 million and $18.3 million, respectively, included in other invested assets.

     The Company has loaned $16.6 million of Corporate Bonds to SSB as of December 31, 1999.

8.   FEDERAL INCOME TAXES

     The net deferred tax assets at December 31, 1999 and 1998 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ in thousands)                                                                      1999              1998
                                                                                            ----              ----
      ----------------------------------------------------------------------------------------------------------------
      Deferred Tax Assets:
           Benefit, reinsurance and other reserves                                        $161,629          $121,150
           Investments, net                                                                 14,270                --
           Other                                                                             2,394             2,810
      ----------------------------------------------------------------------------------------------------------------
               Total                                                                       178,293           123,960
      ----------------------------------------------------------------------------------------------------------------

      Deferred Tax Liabilities:
           Investments, net                                                                     --           (56,103)
           Deferred acquisition costs and value of insurance in force                     (100,537)          (51,993)
           Other                                                                            (1,208)           (1,399)
      ----------------------------------------------------------------------------------------------------------------
               Total                                                                      (101,745)         (109,495)
      ----------------------------------------------------------------------------------------------------------------

      Net Deferred Tax (Liability) Asset Before Valuation Allowance                         76,548            14,465
      Valuation Allowance for Deferred Tax Assets                                           (2,070)           (2,070)
      ----------------------------------------------------------------------------------------------------------------

      Net Deferred Tax Asset After Valuation Allowance                                     $74,478           $12,395
      ----------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     TIC and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability has been, and will be, paid currently to TIC. Any credits for losses have been, and will be, paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $2.1 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1999. The initial recognition of any benefit provided by the reversal of the valuation allowance will be recognized by reducing goodwill.

     In management's judgment, the $74.5 million "net deferred tax asset after valuation allowance" as of December 31, 1999, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 1999, the Company had no ordinary or capital loss carryforwards.

     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.


9.       NET INVESTMENT INCOME

        --------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,
        ($ in thousands)                                                    1999            1998            1997
        --------------------------------------------------------------------------------------------------------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                              $136,039        $130,825        $120,900
             Joint venture and partnership income                            22,175          22,107          32,336
             Mortgage loans                                                  16,126          15,969          14,905
             Other                                                            4,417           3,322           2,284
        --------------------------------------------------------------------------------------------------------------
                                                                            178,757         172,223         170,425
        --------------------------------------------------------------------------------------------------------------
        Investment expenses                                                   1,578           1,220           1,772
        --------------------------------------------------------------------------------------------------------------
        Net investment income                                              $177,179        $171,003        $168,653
        --------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



10.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) for the periods were as follows:

        --------------------------------------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                         1999            1998            1997
        --------------------------------------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                   $2,657         $15,620         $29,236
           Equity Securities                                                   1,193           1,819           8,385
           Other                                                               1,025             525           2,180
           Joint venture and partnerships                                      (9,848)           529           5,070
        --------------------------------------------------------------------------------------------------------------
               Total Realized Investment Gains (Losses)                       $(4,973)       $18,493         $44,871
        --------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from non-owner sources in shareholder's equity were as follows:

        --------------------------------------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                         1999           1998            1997
        --------------------------------------------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                  $(181,715)      $24,336         $34,451
           Other                                                               (13,979)        2,760          21,581
        --------------------------------------------------------------------------------------------------------------
               Total unrealized investment gains (losses)                     (195,694)       27,096          56,032
           Related taxes                                                       (68,493)        9,484          19,611
        --------------------------------------------------------------------------------------------------------------
           Change in unrealized investment gains (losses)                     (127,201)       17,612          36,421
           Balance beginning of year                                            87,889        70,277          33,856
        --------------------------------------------------------------------------------------------------------------
               Balance End of Year                                            $(39,312)      $87,889         $70,277
        --------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



Fixed Maturities

     The amortized cost and fair values of investments in fixed maturities were as follows:

       -----------------------------------------------------------------------------------------------------------------
                                                                              GROSS            GROSS
       DECEMBER 31, 1999                                 AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
       ($ in thousands)                                                       GAINS           LOSSES           VALUE
       -----------------------------------------------------------------------------------------------------------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $211,864          $2,103       $(7,818)         $206,149
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     116,082           2,613        (3,704)          114,991
            Obligations of states and political
            subdivisions                                         29,801               7        (3,312)           26,496
            Debt securities issued by foreign
            governments                                          44,159           2,813          (198)           46,774
            All other corporate bonds                         1,358,769          10,351       (52,811)        1,316,309
            Redeemable preferred stock                            3,654              41          (466)            3,229
       -----------------------------------------------------------------------------------------------------------------
                Total Available For Sale                     $1,764,329         $17,928      $(68,309)       $1,713,948
       -----------------------------------------------------------------------------------------------------------------

       -----------------------------------------------------------------------------------------------------------------
                                                                             GROSS            GROSS
       DECEMBER 31, 1998                                 AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
       ($ in thousands)                                                       GAINS           LOSSES           VALUE
       -----------------------------------------------------------------------------------------------------------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $220,105        $ 11,571         $(193)         $231,483
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     289,376          53,782          (274)          342,884
            Obligations of states and political
            subdivisions                                         28,749             994           (17)           29,726
            Debt securities issued by foreign
            governments                                          40,786           2,966          (375)           43,377
            All other corporate bonds                         1,124,298          75,870       (13,000)        1,187,168
            Redeemable preferred stock                            4,033             119          (109)            4,043
       -----------------------------------------------------------------------------------------------------------------
                Total Available For Sale                     $1,707,347        $145,302      $(13,968)       $1,838,681
       -----------------------------------------------------------------------------------------------------------------

     Proceeds from sales of fixed maturities classified as available for sale were $774 million, $1.1 billion and $857 million in 1999, 1998 and 1997, respectively. Gross gains of $24.6 million, $32.6 million and $38.1 million and gross losses of $22.0 million, $17.0 million and $8.9 million in 1999, 1998 and 1997, respectively were realized on those sales.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $486.2 million and $427.0 million at December 31, 1999 and 1998, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 1999, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        -------------------------------------------------------------------------------------------
                                                                   AMORTIZED            FAIR
        ($ in thousands)                                             COST               VALUE
        -------------------------------------------------------------------------------------------
        MATURITY:
             Due in one year or less                                 $40,556            $40,092
             Due after 1 year through 5 years                        327,632            322,082
             Due after 5 years through 10 years                      451,635            441,307
             Due after 10 years                                      732,642            704,318
        -------------------------------------------------------------------------------------------
                                                                   1,552,465          1,507,799
        -------------------------------------------------------------------------------------------

             Mortgage-backed securities                              211,864            206,149
        -------------------------------------------------------------------------------------------
                 Total Maturity                                   $1,764,329         $1,713,948
        -------------------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1999 and 1998, the Company held CMOs with a market value of $167.7 million and $181.6 million, respectively. The Company's CMO holdings were 65.9% and 62.9% collateralized by GNMA, FNMA or FHLMC securities at December 31, 1999 and 1998, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Equity Securities

     The cost and market values of investments in equity securities were as follows:

        ------------------------------------------------------------------------------------------------------------------
        EQUITY SECURITIES:                                           GROSS UNREALIZED      GROSS UNREALIZED
        ($ in thousands)                                  COST            GAINS                 LOSSES         FAIR VALUE
        ------------------------------------------------------------------------------------------------------------------
        DECEMBER 31, 1999
             Common stocks                                $4,966           $ 730               $ (256)            $5,440
             Non-redeemable preferred stocks              29,407             533               (2,211)            27,729
        ------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                 $34,373          $1,263              $(2,467)           $33,169
        ------------------------------------------------------------------------------------------------------------------

        DECEMBER 31, 1998
             Common stocks                                $5,185           $ 889                $(292)            $5,782
             Non-redeemable preferred stocks              20,641             707                 (445)            20,903
        ------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                 $25,826          $1,596                $(737)           $26,685
        ------------------------------------------------------------------------------------------------------------------

     Proceeds from sales of equity securities were $5.1 million, $6.0 million and $12.4 million in 1999, 1998 and 1997, respectively. Gross gains of $1.5 million, $2.6 million and $8.6 million were realized on those sales during 1999, 1998 and 1997, respectively.

     Gross losses were insignificant during the same periods.

     Mortgage Loans

     Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure and loans modified at interest rates below market.

     At December 31, 1999 and 1998, the Company's mortgage loan portfolios consisted of the following:

              -----------------------------------------------------------------------------------
              ($ in thousands)                                        1999             1998
              -----------------------------------------------------------------------------------
              Current Mortgage Loans                                $151,814          $170,635
              Underperforming Mortgage Loans                           3,905             3,930
              -----------------------------------------------------------------------------------
                   Total                                            $155,719          $174,565
              -----------------------------------------------------------------------------------

     Aggregate annual maturities on mortgage loans at December 31, 1999 are as follows:

              ----------------------------------------------------------------
              ($ in thousands)
              2000                                                   $20,791
              2001                                                     1,563
              2002                                                     6,292
              2003                                                     4,896
              2004                                                     4,167
              Thereafter                                             118,010
              ================================================================
                   Total                                            $155,719
              ================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Concentrations

     Significant individual investment concentrations included:

        ---------------------------------------------------------------------
        ($ in thousands)                             1999           1998
        ---------------------------------------------------------------------
        Tishman Speyer Joint Venture                 $63,199       $62,400
        Bell South Corp.                              23,689        53,322
        ---------------------------------------------------------------------

     The Company participates in a short-term investment pool maintained by an affiliate. See Note 7.

     Included in fixed maturities are below investment grade assets totaling $141.4 million and $102.4 million at December 31, 1999 and 1998, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade bonds.

     The Company's industry concentrations of investments, primarily fixed maturities, were as follows:

        ---------------------------------------------------------------------
        ($ in thousands)                             1999           1998
        ---------------------------------------------------------------------
        Banking                                     $152,848      $160,713
        Transportation                               139,519       155,116
        Electric utilities                           103,897       109,027
        Finance                                      103,385        69,916
        Oil & Gas                                    102,739        45,172
        ---------------------------------------------------------------------

     The Company held investments in Foreign Banks in the amount of $125 million and $115 million at December 31, 1999 and 1998, respectively, which are included in the table above.

     Below investment grade assets included in the preceding table were not significant.

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     Non-Income Producing Investments

     Investments included in the December 31, 1999 and 1998 balance sheets that were non-income producing were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Restructured Investments

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 1999 and 1998 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

11.  DEPOSIT FUNDS AND RESERVES
     At December 31, 1999, the Company had $2.1 billion of life and annuity deposit funds and reserves. Of that total, $1.4 billion were not subject to discretionary withdrawal based on contract terms. The remaining $.7 billion were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $.5 billion of liabilities that are surrenderable with market value adjustments. The remaining $.2 billion of life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 4.9%. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

12.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY (USED IN)
     OPERATING ACTIVITIES
     The following table reconciles net income to net cash provided by (used in) operating activities:

        ------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                           1999            1998            1997
                                                                                  ----            ----            ----
        ($ in thousands)
        ------------------------------------------------------------------------------------------------------------------
        Net Income From Continuing Operations                                 $  52,606       $  57,485       $  71,372
         Adjustments to reconcile net income to cash provided by
         operating activities:
           Realized gains                                                        (4,973)        (18,493)        (44,871)
           Deferred federal income taxes                                          6,410          11,783           4,344
           Amortization of deferred policy acquisition costs                     38,902          15,956           4,944
           Additions to deferred policy acquisition costs                      (211,182)       (120,278)        (56,975)
           Investment income accrued                                            (27,072)         (3,821)            908
           Premium balances                                                        (466)         (6,786)         (3,450)
           Insurance reserves                                                   (16,431)         (8,431)          3,981
           Other                                                                (26,112)         (2,806)         27,765
        ------------------------------------------------------------------------------------------------------------------
                 Net cash provided by (used in) operations                    $(188,318)       $(75,391)         $8,018
        ------------------------------------------------------------------------------------------------------------------

13.      NON-CASH INVESTING AND FINANCING ACTIVITIES
         There were no significant non-cash investing and financing activities for 1999, 1998 and 1997.

                          TRAVELERS MARQUIS PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES



                      Individual Variable Annuity Contract
                                    issued by





                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183


L-21255S                                                              May 2000

                                     PART C

                                Other Information


Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information.
      The financial statements of the Registrant include:

           Statement of Assets and Liabilities as of December 31, 1999 Statement of Operations for the year ended December 31, 1999 Statement of Changes in Net Assets for the year ended December 31, 1999 and for the period July 28, 1998 (date operations commenced) to December 31, 1998
           Statement of Investments as of December 31, 1999
           Notes to Financial Statements

       The financial statements of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

           Statements of Income for the years ended December 31, 1999, 1998 and 1997
           Balance Sheets as of December 31, 1999 and 1998
           Statements of Changes in Retained Earnings and Accumulated Other
               Changes in Equity from Non-Owner Sources for the years ended December 31, 1999, 1998 and 1997
           Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
           Notes to Financial Statements


(b)      Exhibits

1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4 filed November 13, 1997.)

2.       Not Applicable.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed May 23, 1997.) (Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 filed November 13, 1997.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 filed November 13, 1997.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed November 13, 1997.)

10.      Consent of KPMG LLP, Independent Certified Public Accountants.

13. Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-40193, filed June 10, 1998.)

15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Jay S. Benet, George C. Kokulis, Robert I. Lipp, Ian R. Stuart, Katherine M. Sullivan and Marc P. Weill. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4 filed November 13, 1997.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey.



Item 25.  Directors and Officers of the Depositor

Name and Principal                                 Positions and Offices
Business Address                                   with Insurance Company
---------------------                              -------------------------
George C. Kokulis*                                 Director, President and Chief Executive Officer
Katherine M. Sullivan*                             Director and Senior Vice President
Marc P. Weill**                                    Director and Senior Vice President
Mary Jean Thornton*                                Executive Vice President and
                                                   Chief Information Officer
Stuart Baritz***                                   Senior Vice President
Barry Jacobson*                                    Senior Vice President
Russell H. Johnson*                                Senior Vice President
Marla Berman Lewitus                               Senior Vice President and
                                                   General Counsel
Brendan Lynch*                                     Senior Vice President
Warren H. May*                                     Senior Vice President
Kathleen Preston*                                  Senior Vice President
David A. Tyson*                                    Senior Vice President
F. Denney Voss*                                    Senior Vice President
Glenn D. Lammey*                                   Chief Financial Officer, Chief
                                                   Accounting Officer and Controller
David A. Golino*                                   Vice President
Donald R. Munson, Jr.*                             Vice President
Anthony Cocolla                                    Second Vice President
Scott R. Hansen                                    Second Vice President
Linn K. Richardson*                                Second Vice President and Actuary

Paul Weissman                                      Actuary
Ernest J. Wright*                                  Vice President and Secretary
Kathleen A. McGah*                                 Assistant Secretary and
                                                     Deputy General Counsel


Principal Business Address:
*     The Travelers Life and Annuity Company            **    Citigroup Inc.
      One Tower Square                                        388 Greenwich Street
      Hartford, CT  06183                                     New York, N.Y. 10013

***   Travelers Portfolio Group
      1345 Avenue of the Americas
      New York, NY 10105



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

        Exhibit 16


Item 27.  Number of Contract Owners

As of February 29, 2000, 4,649 contract owners held qualified and non-qualified contracts offered by the Registrant.


Item 28.  Indemnification


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 29.  Principal Underwriter

(a)        CFBDS, Inc.
           21 Milk Street
           Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following :

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance

Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS

Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)     Not Applicable

Item 30.  Location of Accounts and Records

(1)      The Travelers Life and Annuity Company
         One Tower Square
         Hartford, Connecticut 06183

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 11th day of April, 2000.

          THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                                              (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                               (Depositor)



                                 By:*GLENN D. LAMMEY
                                    ----------------
                                     Glenn D. Lammey, Chief Financial Officer,
                                     Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 11 day of April 2000.




*GEORGE C. KOKULIS              Director, President and Chief Executive Officer
-------------------------
  (George C. Kokulis)           (Principal Executive Officer)


*KATHERINE M. SULLIVAN          Director
-------------------------
  (Katherine M. Sullivan)


*MARC P. WEILL                  Director
-------------------------
  (Marc P. Weill)



*By:  /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.            Description                                                       Method of Filing
-------        -----------                                                       ----------------

10           Consent of KPMG LLP, Independent                                    Electronically
             Certified Public Accountants.

15(b)        Powers of Attorney authorizing Ernest J. Wright or                  Electronically
             Kathleen A. McGah as signatory for George C. Kokulis,
             Katherine M. Sullivan and Glenn D. Lammey.

16           Item 26.  Persons Controlled by or Under Common Control             Electronically
             with the Depositor or Registrant